TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                      1
      MESSAGE FROM THE PRESIDENT                                2
      INVESTMENT REVIEW                                         4
      MESSAGE FROM THE MANAGERS                                 5
      FINANCIAL INFORMATION
         USAA EXTENDED MARKET INDEX FUND
            Report of Independent Accountants                   7
            Statement of Assets and Liabilities                 8
            Statement of Operations                             9
            Statement of Changes in Net Assets                 10
            Financial Highlights                               11
            Notes to Financial Statements                      12
         MASTER EXTENDED MARKET INDEX SERIES
            Schedule of Investments                            15
            Statement of Assets and Liabilities                51
            Statement of Operations                            52
            Statement of Changes in Net Assets                 53
            Financial Highlights                               54
            Notes to Financial Statements                      55
            Report of Independent Accountants                  59










IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

   USAA Investment Management Company
   Attn: Report Mail
   9800 Fredericksburg Road
   San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA EXTENDED MARKET INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









         USAA FAMILY OF FUNDS SUMMARY


FUND TYPE/NAME                     RISK
---------------------------------------------------
               CAPITAL APPRECIATION
===================================================
 Aggressive Growth*                Very high
 Capital Growth                    Very high
 Emerging Markets                  Very high
 First Start Growth                Moderate to high
 Gold                              Very high
 Growth                            Moderate to high
 Growth & Income                   Moderate
 International                     Moderate to high
 Science & Technology              Very high
 Small Cap Stock                   Very high
 World Growth                      Moderate to high

                 ASSET ALLOCATION
===================================================
 Balanced Strategy                 Moderate
 Cornerstone Strategy              Moderate
 Growth and Tax Strategy           Moderate
 Growth Strategy                   Moderate to high
 Income Strategy                   Low to moderate

                 INCOME - TAXABLE
===================================================
 GNMA Trust                        Low to moderate
 High-Yield Opportunities          High
 Income                            Moderate
 Income Stock                      Moderate
 Intermediate-Term Bond            Low to moderate
 Short-Term Bond                   Low

                INCOME - TAX EXEMPT
===================================================
 Long-Term                         Moderate
 Intermediate-Term                 Low to moderate
 Short-Term                        Low
 State Bond/Income                 Moderate

                     INDEXES
===================================================
 Extended Market Index             High
 Global Titans Index               Moderate to high
 Nasdaq-100 Index                  Very high
 S&P 500 Index                     Moderate

                   MONEY MARKET
===================================================
 Money Market                      Low
 Tax Exempt Money Market           Low
 Treasury Money Market Trust       Low
 State Money Market                Low
---------------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICEMARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

*CLOSED TO NEW INVESTORS.










MESSAGE FROM THE PRESIDENT


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]

In 2000, after a long and wonderful run, we learned again that there is risk in all parts of the stock market. The S&P 500 Index dropped about 10%, its worst performance in over a decade. This is certainly nothing to celebrate, but there is a very good lesson here.

By late last year we were seeing comments from a number of financial planners who were counseling their customers that index funds were the answer to all equity-investing questions. As proof, they would cite five years of history, 1995 through 1999. In that period an S&P 500 Index fund was very probably a high first-quartile performer when compared to growth and growth and income funds, according to figures from Lipper Analytical Services, Inc. But the truth is that S&P 500 Index funds are, in fact, above-average performers, not high first-quartile performers. They are above-average performers mainly because of two things: They own the whole index, so they will own the stocks that win, and their transaction costs are very low compared to costs for funds with active managers. This nearly assures above-average, but not stellar, performance.

We believe that index funds can be a good and inexpensive way to gain equity exposure. And we believe that active equity managers can complement index funds in your portfolio. The results from 2000 show how.

Sincerely,



Michael J.C. Roth, CFA

PRESIDENT AND
VICE CHAIRMAN OF THE BOARD

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

LIPPER ANALYTICAL SERVICES, INC. IS AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.









INVESTMENT REVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE: Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index.

INVESTMENT INSTRUMENTS: Invests all assets in the Master Extended Market Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund with a substantially similar investment objective, advised by Merrill Lynch Quantitative Advisers; at least 80% of the Portfolio's assets will be invested in stocks of companies that are included in the Wilshire 4500 Index.


--------------------------------------------------------------------------------
                                                 12/31/00
--------------------------------------------------------------------------------
 Net Assets                                    $20.8 Million
 Net Asset Value Per Share                         $9.36
--------------------------------------------------------------------------------
 TOTAL RETURN AS OF 12/31/00
--------------------------------------------------------------------------------
 SINCE INCEPTION ON 10/27/00                       -6.40%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                    CUMULATIVE PERFORMANCE COMPARISON
                    ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Extended Market Index Fund to the Wilshire 4500 Index for the period of 10/30/2000 through 12/31/2000. The data points from the graph are as follows:

                    USAA EXTENDED            WILSHIRE
                  MARKET INDEX FUND         4500 INDEX
                  -----------------         ----------

10/30/2000             $10,000                $10,000
10/31/2000              10,400                 10,468
11/30/2000               8,840                  8,685
12/31/2000               9,360                  9,235

DATA FROM 10/30/00* THROUGH 12/31/00.


THE GRAPH ILLUSTRATES HOW A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA EXTENDED MARKET INDEX FUND CLOSELY TRACKS THE WILSHIRE 4500 INDEX. THE WILSHIRE 4500
INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF APPROXIMATELY 6,500 U.S. EQUITY SECURITIES. THE WILSHIRE 4500 INCLUDES ALL OF THE STOCKS IN THE WILSHIRE 5000 EXCEPT FOR STOCKS INCLUDED IN THE S&P 500.

'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

* DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.









MESSAGE FROM THE MANAGERS


PERFORMANCE

During the fourth quarter of 2000, the U.S. equity market continued to experience the extreme volatility as seen throughout the year. Since the launch of the USAA Extended Market Index Fund at the end of October 2000, the majority of U.S. equity indexes experienced negative returns. The large-cap S&P 500 Index returned -7.43%, the S&P 400 MidCap Index returned -0.48%, and the small-cap Russell 2000 Index returned -2.56%. The Wilshire 4500 Index, which is composed of both mid- and small-cap securities, returned -8.39%. The Fund's return was -6.40%.

MARKET CONDITIONS

A string of earnings disappointments in a slowing U.S. economy was the theme throughout the period. The world watched the U.S. Federal Reserve's (the Fed's) actions closely. At the November 15, 2000, meeting, the Federal Open Market Committee left the two key interest rates steady, signaling a bias toward inflation, i.e., an expectation that the Fed would need to raise rates in the future. Just a month later, on December 19, the FOMC continued to keep these rates steady; however, it signaled a bias toward recession, i.e., an expectation that it would need to lower rates in the future -- quite a shift in just four weeks.

During the fourth quarter of 2000, the technology, communication services, and capital goods sectors were the largest contributors to the Fund's and Index's negative returns. Fortunately, the strong returns of the basic materials, financial, and consumer staples sectors gave those negative returns a boost. In addition, the period saw one of the largest performances between growth and value stocks -- both mid- and small-cap value securities outperformed growth securities by more than 40%.











THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS ALSO A MARKET-VALUE WEIGHTED INDEX AND WAS THE FIRST BENCHMARK OF MID-CAP STOCK PRICE MOVEMENT.

THE RUSSELL 2000 IS A WIDELY RECOGNIZED UNMANAGED SMALL-CAP INDEX CONSISTING OF THE 2,000 SMALLEST COMPANIES WITHIN THE RUSSELL 3000(REGISTERED TRADEMARK) INDEX.

REFER TO THE BOTTOM OF PAGE 4 FOR THE WILSHIRE 4500 INDEX DEFINITION.


-------------------------------------
           TOP 10 HOLDINGS
         (% OF MARKET VALUE)
-------------------------------------
Berkshire Hathaway, Inc.
  (Class A)                      2.6%
Juniper Networks, Inc.           1.1
Cox Communications, Inc.
  (Class A)                      0.7
IDEC Pharmaceuticals
  Corporation                    0.7
Brocade Communications
  Systems, Inc.                  0.6
CIENA Corp.                      0.6
Immunex Corporation              0.6
i2 Technologies, Inc.            0.6
Gemstar-TV Guide
  International, Inc.            0.5
General Motors Corporation
  (Class H)                      0.5
-------------------------------------




                        PORTFOLIO SECTOR DIVERSIFICATION
                            PERCENT OF MARKET VALUE
                                    12/31/00
                        --------------------------------

A pie chart is shown here depicting the Portfolio Sector Diversification Percent of Market Value as of December 31, 2000 of the USAA Extended Market Index Fund to be:

Transportation - 1.6%; Materials & Services - 18.8%; Consumer Nondurables - 17.8%; Energy - 3.8%; Utilities - 7.3%; Finance - 17.7%; Capital Goods - 2.5%; Technology - 15.4%; Consumer Durables - 2.3%; and Cash Equivalents - 12.8%.


YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-50.









REPORT OF INDEPENDENT ACCOUNTANTS

KPMG


The Shareholders and Board of Trustees

USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Extended Market Index Fund, a series of USAA Mutual Fund, Inc., as of December 31, 2000, and the related statement of operations, statement of changes in net assets, and the financial highlights, for the period from October 27, 2000, (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund as of December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the period from October 27, 2000, (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


                                             KPMG LLP

San Antonio, Texas
February 9, 2001









USAA EXTENDED MARKET INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

DECEMBER 31, 2000



ASSETS

   Investment in Master Extended Market Index Series, at value    $20,805
   Prepaid expenses                                                    62
                                                                  -------
Total assets                                                       20,867
                                                                  -------

LIABILITIES

   USAA Transfer Agency Company                                         2
   Accounts payable and accrued expenses                               70
                                                                  -------
Total liabilities                                                      72
                                                                  -------
Net assets applicable to capital shares outstanding               $20,795
                                                                  =======

REPRESENTED BY

   Paid-in capital                                                $22,188
   Accumulated undistributed net investment income                     67
   Accumulated net realized gain from investments and
      futures transactions                                             61
   Net unrealized depreciation on investments and futures
      contracts                                                    (1,521)
                                                                  -------
Net assets applicable to capital shares outstanding               $20,795
                                                                  =======
Capital shares outstanding ($0.01 par value per share,
   100,000 shares authorized)                                       2,223
                                                                  =======
Net asset value, redemption price, and offering price per share   $  9.36
                                                                  =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA EXTENDED MARKET INDEX FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

PERIOD ENDED DECEMBER 31, 2000*




NET INVESTMENT INCOME

   Allocated from Master Extended Market Index Series
      Dividends                                                   $    34
      Interest                                                         39
                                                                  -------
      Total income                                                     73
            Expenses                                                   (3)
                                                                  -------
   Net allocated investment income                                     70
                                                                  -------

EXPENSES

   Administration fees                                                 14
   Transfer agent fees                                                  2
   Shareholder reporting fees                                           1
   Directors' fees                                                      1
   Registration fees                                                   17
   Professional fees                                                   42
                                                                  -------
   Total expenses before reimbursement                                 77
Expenses reimbursed                                                   (62)
                                                                  -------
   Total expenses after reimbursement                                  15
                                                                  -------
Net investment income                                                  55
                                                                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain from investment transactions                      80
   Net realized loss from futures transactions                        (19)
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                            (1,521)
                                                                  -------
Net realized and unrealized loss on investments and futures
   contracts                                                       (1,460)
                                                                  -------
Net decrease in net assets from operations                        $(1,405)
                                                                  =======



*FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.











USAA EXTENDED MARKET INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

PERIOD ENDED DECEMBER 31, 2000*



FROM OPERATIONS

   Net investment income                                          $    55
   Net realized gain from investment
      and futures transactions                                         61
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                         (1,521)
                                                                  -------
Net decrease in net assets from operations                         (1,405)
                                                                  -------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       25,463
   Cost of shares redeemed                                         (3,263)
                                                                  -------
Net increase in net assets from capital share transactions         22,200
                                                                  -------
Net increase in net assets                                         20,795

NET ASSETS

   Beginning of period                                               --
                                                                  -------
   End of period                                                  $20,795
                                                                  =======

ACCUMULATED UNDISTRIBUTED

   NET INVESTMENT INCOME
   End of period                                                  $    67
                                                                  =======

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      2,562
   Shares redeemed                                                   (339)
                                                                  -------
Increase in shares outstanding                                      2,223
                                                                  =======



*FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










USAA EXTENDED MARKET INDEX FUND
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2000


Contained below are selected ratios and supplemental data for the period ended December 31, 2000*, for the USAA Extended Market Index Fund.

PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period                            $ 10.00
Net investment income                                                 .03(b)
Net realized and unrealized loss on
      investments and futures transactions                           (.67)
                                                                  -------
Net asset value at end of period                                  $  9.36
                                                                  =======
Total return (%)                                                    (6.40)

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000)                                 $20,795
Ratios to average net assets:
   Net investment income (%)                                         1.54(a)
   Expenses, including expenses of the Master
      Extended Market Index Series (%)                                .50(a)
   Expenses before reimbursements,
      including expenses of the Master
      Extended Market Index Series (%)                               2.81(a)
Portfolio turnover (%)**                                             8.88

  * FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.
 ** REPRESENTS THE PORTFOLIO  TURNOVER RATE OF THE MASTER EXTENDED  MARKET INDEX
    SERIES.
(a) ANNUALIZED.  THE  RATIO  IS NOT  NECESSARILY  INDICATIVE  OF 12  MONTHS   OF
    OPERATIONS.
(b) CALCULATED USING AVERAGE SHARES.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA EXTENDED MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which commenced operations on October 27, 2000. The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of the equity securities of all U.S.-headquartered companies with readily available price data, excluding companies in the S&P 500 Index. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Extended Market Portfolio), which is a separate fund with a substantially similar investment objective advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P. At December 31, 2000, the Fund's investment was 99.99% of the Extended Market Portfolio.

The financial statements of the Extended Market Portfolio, including the Schedule of Extended Market Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS - The Fund records its investment in the Extended Market Portfolio at value, which reflects its proportionate interest in the net assets of the Extended Market Portfolio. Valuation of the securities held by the Extended Market Portfolio is discussed in the notes to the Extended Market
Portfolio's   financial   statements  included  elsewhere  in  this  report.

B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Extended Market Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to decrease paid-in capital by $12,000 and increase accumulated undistributed net investment income by $12,000.

D. DISTRIBUTIONS - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Extended Market Portfolio's realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the period ended December 31, 2000.

Effective January 10, 2001, the $500 million uncommitted agreement with CAPCO will be discontinued, and the $250 million committed agreement will be increased to $400 million.

(3) TRANSACTIONS WITH MANAGER

A. ADMINISTRATIVE FEES - The Fund has entered into an Administration Agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's administrative fees are computed at 0.38% of its annual average net assets. Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of its annual average net assets through May 1, 2001, and accordingly has waived all of its administrative fees and has reimbursed the Fund for additional expenses totaling $49,000. In subsequent years, the Manager may recover all or a portion of these waived and reimbursed amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.50% of the Fund's annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $26 per shareholder account, plus out-of-pocket expenses.

C. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

D. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Extended Market Portfolio by MLQA. While the Fund maintains its investment in the Extended Market Portfolio, the Manager receives no fee for this service.

(4) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2000, the Association and its affiliates owned 1,667,000 shares (75%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.









MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2000


 SHARES        DESCRIPTION             VALUE
-----------------------------------------------

          COMMON STOCKS (87.2%)
    100  1-800 CONTACTS, INC.*      $     2,863
    200  3-Dimensional
          Pharmaceuticals, Inc.*          2,963
  2,100  3Com Corporation*               17,850
    500  the 3DO Company*                 1,313
    400  3Dfx Interactive, Inc.*            100
    400  7-Eleven, Inc.*                  3,500
    500  21st Century Insurance Group     7,125
    300  24/7 Media, Inc.*                  159
    100  99 Cents Only Stores*            2,738
 11,300  ABC Dispensing
          Technologies, Inc.*               305
    200  ABIOMED, Inc.*                   4,850
    100  ABM Industries, Inc.             3,062
  2,700  ACCEL International
          Corporation*                      810
    400  ACNielsen Corporation*          14,500
    100  ACT Manufacturing, Inc.*         1,575
    400  ACTV, Inc.*                      1,700
    200  ADVO Systems, Inc.*              8,875
    500  A.G. Edwards, Inc.              23,719
    500  AGCO Corporation                 6,062
    100  AGENCY.COM Inc.*                   388
    200  AGL Resources Inc.               4,412
    700  A.H. Belo Corporation
          (Class A)                      11,200
    400  AK Steel Holding Corporation     3,500
  1,600  ALARIS Medical, Inc.*              500
    400  ALLETE                           9,925
    300  A.M. Castle & Company            3,000
    500  AMB Property Corporation        12,906
    100  AMETEK, Inc.                     2,594
    200  ANADIGICS, Inc.*                 3,275
    500  ANC Rental Corporation*          1,750
    400  ANTEC Corporation*               3,163
    100  APAC Customer Services Inc.*       369
    100  APCO Argentina Inc.              2,656
    300  APW Ltd.*                       10,125
    300  ARIAD Pharmaceuticals, Inc.*     1,425
    400  A. Schulman, Inc.                4,600
  1,700  ATG Inc.*                        1,328
    200  ATMI, Inc.*                      3,900
    200  ATS Medical, Inc.*               2,837
    400  AT&T Latin America
          Corp. (Class A)*                1,100
    400  AVANIR Pharmaceuticals
          (Class A)*                      2,050
    400  AVANT
          Immunotherapeutics, Inc.*       2,750
  1,000  AVX Corporation                 16,375
    200  AXT, Inc.*                       6,612
    300  aaiPharma Inc.*                  3,056
    200  Aaron Rents, Inc. (Class A)      2,687
    600  Abercrombie & Fitch Co.
          (Class A)*                     12,000
    500  Abgenix, Inc.*                  29,531
    600  Able Energy, Inc.*               1,125
    400  Ablest, Inc.*                    2,100
    100  About.com, Inc.*                 2,694
    100  Acacia Research Corporation*     1,781
    500  Acadia Realty Trust              2,812
    300  Accelerated Networks, Inc.*        834
    100  Accredo Health, Incorporated*    5,019
    300  Accrue Software, Inc.*             750
    200  Aceto Corporation                1,800
    300  Aclara Biosciences Inc.*         3,262
    200  Acme Communications, Inc.*       1,825
    200  Actel Corp.*                     4,837
    200  Active Power, Inc.*              4,387
    200  Active Voice Corporation*        3,950
    200  Activision, Inc.*                3,025
    100  Actrade Financial
          Technologies, Ltd.*             2,206
    300  Actuate Corporation*             5,737
    500  Acxiom Corp.*                   19,469
    300  Adaptive Broadband
          Corporation*                    1,837
    400  Adelphia Business
          Solutions, Inc.*                1,700
    700  Adelphia Communications
          (Class A)*                     36,137
    100  Adept Technology, Inc.*          1,450
    100  Administaff, Inc.*               2,720
    100  Adolor Corporation*              2,200
    300  Adtran, Inc.*                    6,375
    200  Advance Paradigm, Inc.*          9,100
    300  Advanced Digital
          Information Corporation*        6,900
    200  Advanced Energy
          Industries, Inc.*               4,500
    500  Advanced Fibre
          Communications, Inc.*           9,031
    200  Advanced Lighting
          Technologies, Inc.*             1,325
    100  Advanced Power
          Technology, Inc.*               1,262
    200  Advanced Tissue
          Sciences, Inc.*                   606
    100  Advantage Learning
          Systems, Inc.*                  3,362
  2,700  Advantica Restaurant
          Group, Inc.*                    1,687
    200  Advent Software, Inc.*           8,012
    300  Aegis Realty, Inc.               3,037
    400  Aeroflex Incorporated*          11,531
    200  Aerosonic Corporation*           2,025
    200  Aether Systems, Inc.*            7,825
    300  Affiliated Computer
          Services, Inc. (Class A)*      18,206
    200  Affiliated Managers
          Group, Inc.*                   10,975
    300  Affymetrix, Inc.*               22,331
    100  Ag-Chem Equipment Co., Inc.*     2,500
    300  Agile Software Corporation*     14,812
    200  Agree Realty Corporation         2,750
    100  Agribrands
          International, Inc.*            5,350
    400  Airborne, Inc.                   3,900
    200  Airgas, Inc.*                    1,362
    100  AirGate PCS, Inc.*               3,550
    200  Airlease Ltd.                    2,362
    200  Airnet Communications
          Corporation*                    1,350
    600  AirTran Holdings, Inc.*          4,350
  3,200  Ajay Sports, Inc.*                 320
    600  Akamai Technologies, Inc.*      12,637
    400  Akorn, Inc.*                     2,625
    200  Aksys, Ltd.*                     3,300
    300  Alamosa PCS Holdings, Inc.*      2,400
    200  Alaska Air Group, Inc.*          5,950
    200  Albany Molecular
          Research, Inc.*                12,325
    200  Albemarle                        4,950
    200  Alexander & Baldwin, Inc.        5,250
    100  Alexandria Real Estate
          Equities, Inc.                  3,719
    100  Alexion Pharmaceuticals, Inc.*   6,494
    100  Alfa Corporation                 1,837
    200  Alico, Inc.                      3,300
    300  Alkermes, Inc.*                  9,412
    300  Allaire Corporation*             1,509
    300  Allcity Insurance Company*       1,800
    600  Allegiance Telecom, Inc.*       13,359
    100  Allen Telecom Inc.*              1,794
    200  Alliance Bank                    1,950
  1,200  Alliance Capital
          Management Holding L.P.        60,750
    400  Alliance Pharmaceutical Corp.*   3,450
    200  Alliance Semiconductor
          Corporation*                    2,262
    500  Alliant Energy Corporation      15,937
    150  Alliant Techsystems Inc.*       10,012
    600  Allied Capital Corporation      12,525
    300  Allmerica Financial
          Corporation                    21,750
    200  Allscripts, Inc.*                1,869
    300  Alpha Industries, Inc.*         11,100
    200  Alpharma, Inc. (Class A)         8,775
  1,300  Altair International, Inc.*      1,950
  2,100  Amazon.com, Inc.*               32,681
    200  Ambac Financial Group, Inc.     11,662
  1,200  AmerAlia, Inc.*                    675
    200  Ameriana Bancorp                 2,100
    400  America First Mortgage
          Investments, Inc.               2,000
    100  American Axle & Manufacturing
          Holdings, Inc.*                   794
    200  American Biltrite Inc.           2,850
    200  American Capital
          Strategies, Ltd.                5,037
    300  American Eagle Outfitters,
          Inc.*                          12,675
    200  American Financial Group, Inc.   5,312
      9  American Freightways
          Corporation*                      251
    300  American Industrial
          Properties REIT                 3,675
    700  American Insured Mortgage
          Investors LP, Series 86         2,450
    400  American Insured Mortgage
          Investors LP, Series 88         2,325
    200  American Italian Pasta
          Company (Class A)*              5,362
    200  American Land Lease, Inc.        1,975
    300  American Management
          Systems, Incorporated*          5,944
    100  American Medical Systems
          Holdings, Inc.*                 1,587
    200  American National
          Bankshares Inc.                 2,900
    200  American National Insurance
          Company                        14,600
    200  American Online Latin America,
          Inc. (Class A)*                   538
    500  American Standard
          Companies, Inc.*               24,656
    100  American Superconductor
          Corporation*                    2,856
  1,000  American Tower
          Corporation (Class A)*         37,875
    600  American Water Works
          Company, Inc.                  17,625
    400  AmeriCredit Corp.*              10,900
    200  AmeriPath, Inc.*                 5,000
    300  AmeriSource Health
          Corporation (Class A)*         15,150
    500  Ameristar Casinos, Inc.*         2,562
    900  Ameritrade Holding
          Corporation (Class A)*          6,300
    100  AmeriVest Properties Inc.          475
    100  AmerUs Group Co.                 3,238
    900  Amkor Technology, Inc.*         13,964
    300  Ampco-Pittsburgh Corporation     3,600
    200  Amphenol Corp. (Class A)*        7,837
    100  AmSurg Corp. (Series A)*         2,438
    100  Amtech Systems, Inc.*              762
    500  Amylin Pharmaceuticals, Inc.*    3,937
    100  Anaren Microwave, Inc.*          6,719
    200  Anchor Gaming*                   7,800
    300  The Andersons, Inc.              2,587
    400  Andrx Group*                    23,150
    300  Anixter International Inc.*      6,487
    100  AnnTaylor Stores Corporation*    2,494
    300  AnswerThink Consulting
          Group, Inc.*                    1,087
    100  Antigenics Inc.*                 1,106
    400  Apartment Investment &
         Management Company
          (Class A)                      19,975
    600  Apogent Technologies Inc.*      12,300
    400  Apollo Group, Inc. (Class A)*   19,675
    200  Applebee's International, Inc.   6,287
    400  Applera Corporation -
          Celera Genomics Group*         14,375
    600  Applied Digital Solutions,
          Inc.*                             412
    100  Applied Molecular Evolution*     1,706
    200  Applied Science and
          Technology, Inc.*               2,400
    400  Apria Healthcare Group Inc.*    11,900
    100  AptarGroup, Inc.                 2,937
  3,600  Arabian American
          Development Company*              900
    200  Aradigm Corporation*             2,925
    100  Arch Coal, Inc.                  1,412
    700  Archstone Communities Trust     18,025
    400  Arden Realty, Inc.              10,050
    100  AremisSoft Corporation*          4,269
    100  Arena Pharmaceuticals, Inc.*     1,550
  1,400  Ariba, Inc.*                    75,250
    200  Arkansas Best Corporation*       3,662
    900  Armstrong Holdings, Inc.*        1,856
    100  ArQule, Inc.*                    3,200
    600  Arrow Electronics, Inc.*        17,175
    200  Arrow Financial Corporation      3,875
    100  Arrow International, Inc.        3,767
    400  Art Technology Group, Inc.*     12,225
    100  Artesian Resources
          Corporation (Class A)           2,606
    200  Artesyn Technologies, Inc.*      3,175
    200  ArthroCare Corporation*          3,900
    400  Arthur J. Gallagher & Co.       25,450
    500  ArvinMeritor, Inc.               5,687
    300  Ask Jeeves, Inc.*                  731
    200  Aspect Communications
          Corporation*                    1,609
    200  Aspect Medical Systems, Inc.*    1,725
    100  Aspen Technology, Inc.*          3,325
    500  Associated Banc-Corp.           15,187
    300  Astec Industries, Inc.*          3,956
    300  Astoria Financial Corporation   16,294
    100  AstroPower, Inc.*                3,137
    300  Asyst Technologies, Inc.*        4,031
  2,300  At Home Corporation
          (Class A)*                     12,722
    200  Atalanta/Sosnoff Capital
          Corporation                     2,000
    700  Atlantic American Corporation*   1,400
    200  Atlantic Coast Airlines
          Holdings, Inc.*                 8,175
    300  Atlantic Realty Trust            2,419
    200  Atlantic Tele-Network, Inc.      2,025
    700  Atlantis Plastics, Inc.*         2,406
    300  Atlas Air, Inc.*                 9,787
  2,700  Atmel Corporation*              31,387
    100  Atmos Energy Corporation         2,437
    100  Atrix Laboratories, Inc.*        1,706
    200  Atwood Oceanics, Inc.*           8,762
    300  Audiovox Corporation
          (Class A)*                      2,700
    100  Aurora Biosciences
          Corporation*                    3,144
    300  Auspex Systems, Inc.*            2,100
    300  autobytel.com inc*                 750
  2,100  AutoNation, Inc.*               12,600
    400  Avalonbay Communities, Inc.     20,050
    400  Avanex Corporation*             23,825
    300  Avant! Corporation*              5,494
    100  Avatar Holdings Inc.*            2,112
    300  Avici Systems Inc.*              7,387
    200  Avid Technology, Inc.*           3,653
    100  Avigen, Inc.*                    2,075
    100  Aviron*                          6,681
    200  Avis Rent A Car, Inc.*           6,512
    200  Avista Corporation               4,100
    500  Avnet, Inc.                     10,750
    300  Avocent Corporation*             8,100
    200  Aware, Inc.*                     3,550
    738  Axa (ADR)(+)                    52,962
    400  Axcelis Technologies, Inc.*      3,550
    100  Axsys Technologies, Inc.*        2,725
    100  Aztar Corporation*               1,294
    900  Azurix Corp.*                    7,369
    150  BARRA, Inc.*                     7,069
    200  BE Aerospace, Inc.*              3,200
  1,400  BEA Systems, Inc*               94,238
    200  BEI Technologies, Inc.           2,325
    100  BHC Communications, Inc.
          (Class A)                      12,925
    400  The BISYS Group, Inc.*          20,850
    500  BJ Services Company*            34,437
    400  BJ's Wholesale Club, Inc.*      15,350
    300  BNP Residential
          Properties, Inc.                2,250
    200  BOK Financial Corporation*       4,250
    300  BOWLIN Outdoor Advertising &
          Travel Centers Incorporated*    2,025
    300  BP Prudhoe Bay Royalty Trust     3,712
    300  BRE Properties, Inc.             9,506
    300  BRT Realty Trust*                2,362
    100  BSQUARE Corporation*               600
    300  BUY.COM*                           197
    400  BWAY Corporation*                1,575
    100  Badger Meter, Inc.               2,300
    100  Baldor Electric Company          2,113
    200  Baldwin & Lyons, Inc. (Class B)  4,650
    100  Bally Total Fitness Holding
          Corporation*                    3,387
    200  BancFirst Ohio Corp.             3,075
    200  Bancorp Connecticut, Inc.        2,650
    100  BancorpSouth, Inc.               1,219
    400  BancWest Corporation            10,450
    100  Bandag, Incorporated             4,056
    200  Bank United Corp. (Class A)     13,637
  1,000  Banknorth Group, Inc.           19,937
    100  Banta Corporation                2,542
    500  Banyan Strategic Realty Trust    2,750
    200  Bar Harbor Bankshares            2,825
    400  barnesandnoble.com inc.*           525
    500  Barnes & Noble, Inc.*           13,250
    100  Barnwell Industries, Inc.        2,075
    200  Barr Laboratories, Inc.*        14,587
    400  Barrett Business
          Services, Inc.*                 1,425
    200  Barrett Resources
          Corporation*                   11,362
    200  Basin Exploration, Inc.*         5,100
    600  Be Free, Inc.*                   1,312
    100  Beacon Power Corporation*        1,000
    100  bebe stores, inc.                2,138
    400  Beckman Coulter Inc.            16,775
    200  Belden Inc.                      5,075
    100  Bell Microproducts Inc.*         1,587
    100  Benchmark Electronics, Inc.*     2,256
    900  Bergen Brunswig
          Corporation (Class A)          14,247
    200  Berkley (W.R.) Corporation       9,437
    100  Berkshire Bancorp Inc.           2,925
      8  Berkshire Hathaway Inc.
          (Class A)*                    568,000
     20  Berkshire Hathaway Inc.
          (Class B)*                     47,080
    200  Berlitz International, Inc.*     1,612
    300  Bestway, Inc.*                   1,200
    600  Beverly Enterprises, Inc.*       4,912
    300  Bindley Western
          Industries, Inc.               12,469
    400  BindView Development
          Corporation*                    3,762
    700  Bingham Financial Services
          Corporation*                    1,400
    200  BioCryst Pharmaceuticals, Inc.*  1,325
    100  BioMarin Pharmaceutical Inc.*      969
    800  Bionova Holding Corporation*     1,200
    200  Biopure Corporation*             4,000
    100  Biosite Diagnostics
          Incorporated*                   4,044
    100  BioSource International, Inc.*   1,531
    500  Bio-Technology General Corp.*    3,531
    200  BioTransplant Incorporated*      1,737
 11,900  Birman Managed Care, Inc.*         119
    200  Birmingham Utilities, Inc.       2,500
    100  Black Box Corporation*           4,831
    100  Black Hawk Gaming &
          Development Company, Inc.*        675
    100  Black Hills Corporation          4,475
    100  BlackRock, Inc.*                 4,200
    200  Block Drug Company, Inc.
          (Class A)                      10,538
    400  Blue Martini Software, Inc.*     5,300
    200  Bluestone Software, Inc.*        3,025
    200  Blyth, Inc.                      4,825
    100  Bob Evans Farms, Inc.            2,131
    100  Boca Resorts, Inc. (Class A)*    1,438
    300  Borders Group, Inc.*             3,506
    200  BorgWarner, Inc.                 8,000
    200  Boston Acoustics, Inc.           2,997
    100  Boston Communications
          Group, Inc.*                    2,787
    200  Boston Private Financial
          Holdings, Inc.                  3,975
    500  Boston Properties, Inc.         21,750
    300  Bowater Incorporated            16,912
    300  Bowl America Incorporated
          (Class A)                       2,437
    200  The Boyds Collection, Ltd.*      1,862
    100  Brady Corporation                3,381
    100  Brandywine Realty Trust          2,069
    100  Brass Eagle Inc.*                  762
    400  Breakaway Solutions, Inc.*         350
    200  Bridgford Foods Corporation      2,500
    400  Brigham Exploration
          Company*                        1,775
    100  Brightpoint, Inc.*                 350
    600  Brinker International, Inc.*    25,350
    300  Broadbase Software, Inc.*        1,875
  1,300  Broadwing Inc.*                 29,656
  1,400  Brocade Communications
          Systems, Inc.*                128,537
    100  Brooks Automation, Inc.*         2,806
    200  Brooktrout Inc.*                 1,894
    100  Brown & Brown                    3,500
    300  Bruker Daltonics, Inc.*          7,069
    100  Bryn Mawr Bank Corporation       2,112
    200  Buca, Inc.*                      2,937
    100  Buckeye Partners, LP             2,887
    100  Buckeye Technologies Inc.*       1,406
    600  Buckhead America
          Corporation*                    2,175
  1,400  Burke Mills, Inc.*                 525
    100  Burlington Coat Factory
          Warehouse Corporation           1,894
    100  CACI International Inc.
          (Class A)*                      2,302
    100  CBL & Associates
          Properties, Inc.                2,531
    400  CBRL Group, Inc.                 7,275
    300  C-COR.net Corp.*                 2,916
    200  C-Cube Microsystems Inc.*        2,462
    200  C&D Technologies, Inc.           8,637
    500  CDW Computer Centers, Inc.*     13,937
    200  CEC Entertainment Inc.*          6,825
    500  CERBCO, Inc. (Class A)           1,563
    100  CH Energy Group, Inc.            4,475
    600  C.H. Robinson
          Worldwide, Inc.                18,862
    100  CIBER, Inc.*                       488
  1,600  CIENA Corporation*             130,200
    100  CIMA Labs Inc.*                  6,506
  1,900  CMGI Inc.*                      10,628
    900  CMI Corporation (Class A)        1,406
  1,100  CNA Financial Corporation*      42,625
    100  CNA Surety Corporation           1,425
    300  CNB Financial Corp.
          (NY Registered Shares)          2,681
    700  CNET Networks, Inc.*            11,189
    400  CNF Transportation Inc.         13,525
    500  CONSOL Energy Inc.              13,969
    300  COR Therapeutics, Inc.*         10,556
    300  CSG Systems
          International, Inc.*           14,081
    200  CSS Industries, Inc.*            4,250
    300  CTB International Corp.*         2,391
    200  CTC Communications
          Group, Inc.*                      925
    300  CTN Media Group, Inc.*           1,462
    100  CTS Corporation                  3,644
    100  CV Therapeutics, Inc.*           7,075
    200  CYTOGEN Corporation*               469
    300  Cable Design Technology*         5,044
    800  Cablevision Systems
          Corporation (Class A)*         67,950
    500  Cabot Corporation               13,187
    100  Cabot Industrial Trust           1,919
    200  Cabot Microelectronics
          Corporation*                   10,387
    300  Cabot Oil & Gas Corporation
          (Class A)                       9,356
    200  CacheFlow Inc.*                  3,412
  1,400  Cadence Design Systems, Inc.*   38,500
    200  Cagle's Inc. (Class A)           2,000
    300  Cal Dive International, Inc.*    7,987
    100  California Amplifier, Inc.*        925
    400  California Coastal
          Communities, Inc.*              1,200
    100  California Micro Devices
          Corporation*                      687
    200  Caliper Technologies Corp.*      9,400
    500  Callaway Golf Company            9,312
    200  Cambrex Corporation              9,050
  1,100  Cambridge Technology
          Partners, Inc.*                 2,887
    200  Camden National Corporation      2,850
    200  Camden Property Trust            6,700
    100  Caminus Corporation*             2,325
    100  Capital City Bank Group, Inc.    2,481
    600  Capital Pacific Holdings, Inc.*  1,650
    200  Capitol Bancorp Ltd.             1,950
    500  Capitol Federal Financial        8,375
    200  Capitol Transamerica
          Corporation                     2,487
    400  Capstone Turbine Corporation*   11,200
    200  Captec Net Lease Realty, Inc.    2,237
    100  Career Education Corporation*    3,912
  1,200  Caremark Rx, Inc.*              16,275
    200  Carlisle Companies
          Incorporated                    8,587
  2,900  Carlyle Industries, Inc.*          725
    100  Carpenter Technology
          Corporation                     3,500
    400  CarrAmerica Realty
          Corporation                    12,525
    200  Carreker Corporation*            6,950
    200  Carrier Access Corporation*      1,800
    200  Carrollton Bancorp               2,387
    300  Carter-Wallace, Inc.            10,012
    300  Cascade Financial Corporation*   2,400
    200  Cascade Natural Gas
          Corporation                     3,762
    400  Casey's General Stores, Inc.     5,975
    300  Catalina Marketing
          Corporation*                   11,681
    200  Catalyst Semiconductor, Inc.*      762
     66  Catalytica Energy Systems,
          Inc.*                           1,142
    600  Catellus Development
          Corporation*                   10,500
    200  Cedar Fair, LP                   3,670
  1,500  Celebrity, Inc.*                 1,275
    100  Celeritek, Inc.*                 3,812
    400  Celgene Corporation*            13,000
    100  Cell Genesys, Inc.*              2,281
    300  Cell Pathways, Inc.*             1,425
    100  Cell Therapeutics, Inc.*         4,506
    600  Centennial Communications
          Corp.*                         11,250
    500  Center Trust, Inc.               2,344
    100  CenterPoint Properties
          Corporation                     4,725
    100  Centillium
          Communications, Inc.*           2,225
    200  Central Coast Bancorp*           3,575
    500  Central European Distribution
          Corporation*                    1,000
    400  Central Financial Acceptance
          Corporation*                    1,025
    100  Central Parking Corporation      2,000
    200  Centura Banks, Inc.              9,650
    200  Century South Banks, Inc.        6,737
    200  Cephalon, Inc.*                 12,662
    100  Ceres Group, Inc.*                 600
    200  Cerner Corporation*              9,250
 19,400  The Cerplex Group, Inc.*           194
    100  Cerus Corporation*               7,525
    700  Champion Industries, Inc.        1,487
    200  Charles E. Smith Residential
          Realty, Inc.                    9,400
    100  Charles River Laboratories
          International, Inc.*            2,737
    300  Charming Shoppes, Inc.*          1,800
  1,000  Charter Communications, Inc.
          (Class A)*                     22,687
    300  Chase Industries Inc*            3,131
    100  Chateau Communities, Inc.        3,044
    400  CheckFree Corp.*                17,225
    200  The Cheesecake Factory
          Incorporated*                   7,675
    100  Chelsea GCA Realty, Inc.*        3,688
    200  Chesapeake Corporation           4,112
    700  Chesapeake Energy
          Corporation*                    7,087
    100  Chesapeake Utilities
          Corporation                     1,862
    100  Chicago Rivet & Machine Co.      1,662
    100  Chico's FAS, Inc.*               2,087
    200  The Children's Place Retail
          Stores, Inc.*                   4,050
    300  Childtime Learning
          Centers, Inc.*                  1,950
    200  ChipPAC, Inc.*                     594
    100  Chittenden Corporation           3,031
    100  Choice Hotels
          International, Inc.*            1,369
    300  Choice One
          Communications Inc.*            2,794
    300  ChoicePoint Inc.*               19,669
    100  Chordiant Software, Inc.*          297
    200  Chris-Craft Industries, Inc.*   13,300
    100  Christopher & Banks
          Corporation*                    2,819
    300  Chromcraft Revington, Inc.*      3,000
    100  Church & Dwight Co., Inc.        2,225
  1,400  CinemaStar Luxury
          Theaters, Inc.*                   131
  1,000  Cintas Corporation              53,187
    100  Ciphergen Biosystems, Inc.*      1,325
    500  Cirrus Logic, Inc.*              9,375
    400  Citadel Communications
          Corporation*                    4,800
    300  Citizens Banking Corporation     8,719
  1,500  Citizens Communications
          Company*                       19,687
    535  Citizens, Inc.*                  3,745
    400  City Holding Company             2,300
    300  City National Corporation       11,644
    200  Claire's Stores, Inc.            3,587
    200  Clarent Corporation*             2,262
    200  Clarus Corporation*              1,400
    800  Clayton Homes, Inc.              9,200
    100  Cleco Corporation                5,475
    200  Click Commerce, Inc.*            4,175
    400  ClinTrials Research Inc.*        2,075
    300  Coach, Inc.*                     8,625
    300  Coastal Financial Corporation    2,775
    600  Coeur d'Alene Mines
          Corporation*                      562
    300  Cognex Corporation*              6,638
    100  Cognizant Technology
          Solutions Corporation*          3,631
    100  Coherent, Inc.*                  3,250
    200  Cohoes Bancorp, Inc.             3,800
    200  Cohu, Inc.                       2,787
    800  Cold Metal Products, Inc.        1,300
    100  Coldwater Creek Inc.*            3,106
    400  The Colonel's
          International, Inc.*            3,075
    400  The Colonial BancGroup, Inc.     4,300
    200  Columbia Sportswear Company*     9,950
    900  Comdisco, Inc.                  10,294
    100  Comm Bancorp, Inc.               3,075
    200  Commerce Bancorp, Inc.          13,675
    415  Commerce Bancshares, Inc.       17,637
    100  The Commerce Group, Inc.         2,718
  1,100  Commerce One, Inc.*             27,844
    100  Commercial Bankshares, Inc.      1,700
    200  Commercial Federal
          Corporation                     3,887
    100  Commercial National Financial
          Corporation                     1,462
    100  Commonwealth Telephone
          Enterprises, Inc.*              3,500
    300  CommScope, Inc.*                 4,969
    700  Communication Intelligence
          Corporation*                      722
    100  Community Bancshares
          Incorporated                    1,762
    400  Community First
          Bankshares, Inc.                7,550
    500  Community Health Care*          17,500
    800  Compass Bancshares, Inc.        19,100
    100  Complete Business
          Solutions, Inc.*                1,031
    300  CompuCredit Corporation*         5,437
    500  Computer Horizons Corp.*         1,219
    200  Computer Network
          Technology Corporation*         5,762
    300  Comstock Resources, Inc.*        4,425
    200  Concord Camera Corp.*            3,300
  1,200  Concord EFS, Inc.*              52,725
    200  Concurrent Computer
          Corporation*                    1,075
    200  Conductus, Inc.*                 1,037
    600  Conectiv, Inc.                  12,037
    200  Conestoga Enterprises, Inc.      3,450
    100  Connecticut Water Service, Inc.  3,062
    400  Connetics Corporation*           1,825
    200  Constellation Brands, Inc.
          (Class A)*                     11,750
    300  Continental Airlines, Inc.
          (Class B)*                     15,487
    300  Conventry Health Care Inc.*      8,006
    100  Convera Corporation*             1,775
    300  Cooper Cameron Corporation*     19,819
    100  Cooper Companies, Inc.           3,987
    100  CoorsTek, Inc.*                  3,137
    200  Copart, Inc.*                    4,300
    200  Copper Mountain
          Networks, Inc.*                 1,181
    300  Corillian Corporation*           3,600
    200  Corinthian Colleges, Inc.*       7,587
    400  Corio, Inc.*                       825
    300  Corixa Corporation*              8,379
    300  Corn Products
          International, Inc.             8,719
    200  The Corporate Executive
          Board Company*                  7,953
    300  Corporate Office
          Properties Trust                2,981
    200  Corsair Communications, Inc.*    1,425
    200  Corvas International, Inc.*      2,875
  2,000  Corvis Corporation*             47,625
    600  Cosine Communications, Inc.*     8,325
    200  Cost Plus, Inc.*                 5,875
    100  CoStar Group Inc.*               2,363
    300  Cotton States Life Insurance
          Company                         3,450
    100  Courier Corporation              2,975
    300  Cousins Properties, Inc.         8,381
  1,300  Covad Communications
          Group, Inc.*                    2,153
    200  Covance Inc.*                    2,150
    200  CoVest Bancshares, Inc.          2,550
  3,300  Cox Communications, Inc.
          (Class A)*                    153,656
    300  Cox Radio, Inc. (Class A)*       6,769
    100  Crawford & Company (Class B)     1,162
    300  Credence Systems Corporation*    6,900
    400  Cree, Inc.*                     14,212
  1,300  Crescent Operating, Inc.*          812
    600  Crescent Real Estate
          Equities Company               13,350
    400  Critical Path, Inc.*            12,300
    400  Crompton Corporation             4,200
    400  Cross Timbers Oil Company       11,100
    300  Crossroads Systems, Inc.*        1,406
    200  CrossWorlds Software, Inc.*        825
  1,200  Crown Castle
          International Corp.*           32,475
    300  Crown Central Petroleum
          Corporation (Class B)*          2,944
  1,300  Crown Cork & Seal
          Company, Inc.                   9,669
    100  Crown Media Holdings, Inc.
          (Class A)*                      2,031
 13,100  Crown Vantage Inc.*                132
    300  CryoLife, Inc.*                  9,075
    100  Cubist Pharmaceuticals, Inc.*    2,900
    300  Cullen/Frost Bankers, Inc.      12,544
    500  Culp, Inc.                       1,000
    200  CuraGen Corporation*             5,462
    200  Curis, Inc.*                     1,775
    200  Cyber-Care, Inc.*                  425
    200  Cyberonics, Inc.*                4,650
    100  CyberOptics Corporation*         1,694
    300  Cygnus, Inc.*                    1,462
    200  Cymer, Inc.*                     5,147
    700  Cypress Semiconductor
          Corporation*                   13,781
    300  Cysive, Inc.*                    1,237
    300  Cytec Industries Inc.*          11,981
    200  Cytyc Corporation*              12,513
    200  DDi Corp.*                       5,450
    100  D&E Communications, Inc.         2,112
    400  DENTSPLY International Inc.     15,650
    700  DHB Capital Group Inc.*          1,181
    100  DIANON Systems, Inc.*            4,388
    800  DIMON Incorporated               4,400
    500  DMC Stratex Networks, Inc.*      7,500
    800  DPL Inc.                        26,550
    300  DQE, Inc.                        9,825
    500  D.R. Horton, Inc.               12,219
    300  DSET Corporation*                  539
    700  DSL.net, Inc.*                     372
    200  DSP Group, Inc.*                 4,209
    700  DST Systems, Inc.*              46,900
    100  Daily Journal Corporation*       2,900
    100  Dain Rauscher Corporation        9,469
    500  Dairy Mart Convenience
          Stores, Inc.*                   1,750
    400  Dallas Semiconductor
          Corporation                    10,250
    100  Dal-Tile International Inc.*     1,419
    500  Daniel Green Company*            2,031
    500  Danielson Holding
          Corporation*                    2,281
    300  Data Broadcasting
          Corporation                     1,050
    300  Data Return Corporation*         1,125
    100  Dataram Corporation*             1,162
    100  Datum Inc.*                      2,212
  6,900  Davel Communications, Inc.*        145
    400  DaVita, Inc.*                    6,850
    200  Dawson Geophysical Company*      1,850
    300  Dean Foods Company               9,206
  1,900  Decora Industries, Inc.*            21
    210  Del Laboratories, Inc.*          1,969
    100  Del Monte Foods Company*           725
    200  Del Webb Corporation*            5,850
  1,200  Delhaize America, Inc.          21,225
    100  Delphi Financial Group, Inc.
          (Class A)*                      3,850
    100  Delta and Pine Land Company      2,094
    100  Delta Natural Gas
          Company, Inc.                   1,950
    100  Dendreon Corporation*            1,500
    300  Dendrite International, Inc.*    6,712
    100  Developers Diversified
          Realty Corporation              1,331
    400  DeVry, Inc.*                    15,100
    300  DevX Energy, Inc.*               2,362
    100  Diagnostic Products
          Corporation                     5,462
    400  The Dial Corporation             4,400
    800  Diamond Offshore
          Drilling, Inc.                 32,000
    100  DiamondCluster
          International, Inc.
          (Class A)*                      3,050
    400  Diebold, Incorporated           13,350
    100  Digene Corporation*              4,469
    200  Digex, Inc.*                     4,500
    100  Digimarc Corporation*            1,650
    300  Digital Insight Corporation*     5,419
    300  Digital Island*                  1,219
    200  Digital Lightwave, Inc.*         6,337
    200  DigitalThink, Inc.*              3,412
    200  Digitas Inc.*                    1,012
    600  Dime Bancorp, Inc.              17,738
    200  Dionex Corporation*              6,900
    200  Direct Focus, Inc.*              6,712
    100  Ditech Communications
          Corporation*                    1,606
    100  Diversa Corporation*             1,794
    300  divine interVentures, inc.
          (Class A)*                        469
    500  Dobson Communications
          Corporation (Class A)*          7,312
    100  Docent, Inc.*                      875
    200  Documentum, Inc.*                9,937
    200  Dole Food Company, Inc.          3,275
    300  Dollar Thrifty Automotive
          Group, Inc.*                    5,625
    600  Dollar Tree Stores, Inc.*       14,700
    300  Dominion Homes, Inc.*            2,531
    200  Donaldson Company, Inc.          5,562
    300  Donegal Group Inc.               2,850
    200  Donnelly Corporation             2,640
    100  Doral Financial Corporation      2,419
    700  DoubleClick Inc.*                7,700
    100  Dover Downs
          Entertainment, Inc.             1,119
    200  Downey Financial Corp.          11,000
    200  The Dress Barn, Inc.*            5,800
    400  Drew Industries Incorporated*    2,300
    200  Dreyer's Grand Ice Cream, Inc.   6,450
    200  Drovers Bancshares
          Corporation                     5,437
    700  Drugstore.com, Inc.*               634
    200  Duane Read Inc.*                 6,112
    200  Ducommun Incorporated*           2,212
    700  Duke-Weeks Realty
          Corporation                    17,238
    100  DuPont Photomasks, Inc.*         5,284
    200  Durect Corporation*              2,400
    100  Dyax Corp.*                      2,120
    200  Dycom Industries, Inc.*          7,188
  1,700  E* TRADE Group, Inc.            12,538
    300  EGL, Inc.*                       7,181
    700  E-LOAN, Inc.*                      350
    300  EMC Insurance Group, Inc.        3,525
    200  EMCORE Corporation*              9,400
    800  ENSCO International
          Incorporated                   27,250
    200  ESB Financial Corporation        1,962
    300  ESS Technology, Inc.*            1,537
    200  E.W. Blanch Holdings, Inc.       3,488
    500  The E.W. Scripps Company
          (Class A)                      31,438
    300  EXE Technologies, Inc.*          3,900
    200  Eagle Bancshares, Inc.           2,013
    300  The Earthgrains Company          5,550
    900  EarthLink, Inc.*                 4,528
    900  EarthShell Corporation*          1,153
    100  EarthWeb Inc.*                     738
    200  East West Bancorp, Inc.          4,987
    200  The Eastern Company              2,625
    400  Eaton Vance Corp.               12,900
  1,600  eBay Inc.*                      52,800
    200  Echelon Corporation*             3,212
  2,500  Echo Bay Mines Ltd.*               937
  1,400  EchoStar Communications
          Corporation (Series A)*        31,850
    200  Eclipsys Corporation*            4,900
  4,800  EcoScience Corporation*            624
    100  Eden Bioscience Corporation*     2,994
    300  Edison Schools, Inc.*            9,450
    200  Education Management
          Corporation*                    7,150
  1,300  Educational Insights, Inc.*        731
    400  Edwards Lifesciences
          Corporation*                    7,100
    300  Efficient Networks, Inc.*        4,012
    100  eFunds Corporation                 919
 14,100  Einstein/Noah Bagel Corp.*         282
    500  El Paso Electric Company*        6,600
    100  Elantec Semiconductor, Inc.*     2,775
    200  Elcor Corporation                3,375
    200  Electric Fuel Corporation*         937
    200  Electro Scientific
          Industries, Inc.*               5,600
    200  Electroglas, Inc.*               3,062
    800  Electronic Arts Inc*            34,100
    200  Electronics Boutique
          Holdings Corp.*                 3,500
    200  Electronics for Imaging, Inc.*   2,787
    700  Ellett Brothers, Inc.            1,400
    400  eLoyalty Corporation*            2,588
    100  eMachines, Inc.*                    38
    200  Embarcadero
          Technologies, Inc.*             9,000
    100  eMerge Interactive, Inc.
          (Class A)*                        363
    200  Emisphere Technologies, Inc.*    5,000
    300  Emmis Communications
          Corporation (Class A)*          8,606
    200  Empire District Electric
          Company                         5,262
    800  Emulex Corporation*             63,950
    400  Endo Pharmaceuticals
          Holdings, Inc.*                 2,400
    100  Endocare, Inc.*                  1,275
    800  Enercorp, Inc.*                    600
    100  Energen Corporation              3,219
    600  Energizer Holdings, Inc.*       12,825
    100  Energy Conversion
          Devices, Inc.*                  2,025
    800  Energy East Corporation         15,750
    200  Energy Partners, Ltd.*           2,512
    300  Energy West Incorporated         2,925
    100  EnergySouth, Inc.                2,100
  1,100  Engage, Inc.*                      825
    100  Enhance Financial Services
          Group Inc.                      1,544
    200  Entegris Inc.*                   1,497
    200  Entercom
          Communications Corp.*           6,887
    300  Enterprise Products
          Partners L.P.                   9,431
     25  Entrada Networks, Inc.*             44
    400  Entravision Communications
          Corporation (Class A)*          7,350
    100  EntreMed, Inc.*                  1,725
    300  Entrust Technologies Inc.*       3,900
  5,100  EnviroSource, Inc.*                367
    100  Enzo Biochem, Inc.*              2,488
    200  Enzon, Inc.*                    12,412
    450  E.piphany, Inc.*                24,272
    500  Equinix, Inc.                    2,187
    200  Equinox Systems Inc.*            1,937
    200  Equitable Resources, Inc.       13,350
  1,800  Equity Office
          Properties Trust               58,725
    300  Equity One, Inc.                 2,963
    800  Equity Residential
          Properties Trust               44,250
    400  Erie Indemnity Company
          (Class A)                      11,925
    200  eSPEED, Inc. (Class A)*          3,138
    600  e.spire Communications, Inc.*      300
    100  Essex Property Trust, Inc.       5,475
    700  The Estee Lauder Companies
          Inc. (Class A)                 30,669
    200  Esterline Technologies
          Corporation*                    5,250
    300  Ethan Allen Interiors Inc.      10,050
  1,900  eToys Inc.*                        356
  4,600  Europa Cruises Corporation*        828
    200  Evergreen Resources, Inc.*       7,725
    200  Evoke
          Communications Inc.*              350
    100  Evolve Software, Inc.*             487
    300  Exabyte Corporation*             1,031
    200  Exar Corporation*                6,197
    900  Excel Legacy Corporation*        2,137
    100  Excel Technology, Inc.*          1,995
    300  eXcelon Corporation*               450
    400  Exchange Applications, Inc.*       487
    300  Exelixis, Inc.*                  4,387
    300  Exide Corporation                2,287
  2,400  Exodus
          Communications, Inc.*          48,000
    100  Exolon-ESK Company*                825
    200  Expedia, Inc. (Class A)*         1,912
    300  Expeditors International of
          Washington, Inc.               16,106
    200  Express Scripts, Inc.
          (Class A)*                     20,450
    700  Extended Stay America, Inc.*     8,995
    100  Extensity, Inc.*                   602
    600  Extreme Networks, Inc.*         23,475
    200  F5 Networks, Inc.*               1,900
    200  FEI Company*                     4,550
    200  FFLC Bancorp, Inc.               2,962
    400  FFP Marketing Company, Inc.*     1,350
    900  The FINOVA Group Inc.              844
    400  FLAG Financial Corporation       2,050
    100  F&M National Corporation         2,612
    300  FMS Financial Corporation        2,662
    200  FNB Corp.                        2,412
    200  FNB Financial Services
          Corporation                     2,012
    200  FPIC Insurance Group, Inc.*      1,837
    300  FSI International, Inc.*         2,512
    200  F.Y.I. Incorporated*             7,375
    200  Fab Industries, Inc.             2,650
    100  Factory 2-U Stores Inc.*         3,312
    200  FactSet Research Systems Inc.    7,414
    100  Fair, Isaac and Company,
          Incorporated                    5,100
    500  Fairchild Semiconductor
          Corporation (Class A)*          7,219
    400  Fairfield Communities, Inc.*     5,625
    300  Falcon Products, Inc.            2,381
  1,000  Family Dollar Stores, Inc.      21,437
    200  Fastenal Company                10,975
    100  Fedders Corporation                462
  1,300  Federal-Mogul Corporation        3,006
    300  Federal Realty
          Investment Trust                5,700
    100  Federal Screw Works              4,125
    200  Federal Signal Corporation       3,925
    700  Federated Investors, Inc.
          (Class B)                      20,387
    300  FelCor Lodging Trust Inc.        7,181
    100  Ferro Corporation                2,300
    100  FiberNet Telecom Group, Inc.       550
    400  Fidelity National Financial,
          Inc.                           14,775
    200  FileNET Corporation*             5,450
    300  Financial Industries
          Corporation                     2,719
  1,000  Finisar Corporation*            29,000
    300  FinishMaster, Inc.*              1,575
    300  Fire Pond, Inc.*                 2,831
    400  The First American Financial
          Corporation                    13,150
    200  First Bancorp                    3,150
    100  First Commonwealth Financial
          Corporation                     1,000
    200  First Federal Financial
          Corporation of Kentucky         3,000
    100  First Financial Bancorp          1,700
    300  First Health Group Corp.*       13,969
    100  First Horizon Pharmaceutical
          Corporation*                    3,075
    300  First Industrial Realty
          Trust, Inc.                    10,200
    100  First M&F Corporation            1,687
    200  First Midwest Bancorp, Inc.      5,750
    215  First Place Financial Corp.      2,365
    800  First Tennessee National
          Corporation                    23,150
  1,100  First Union Real Estate Equity
          & Mortgage Investments          2,819
    200  First United Corporation         2,075
    300  First Virginia Banks, Inc.      14,400
    100  First Washington
          Realty Trust, Inc.              2,581
    100  Firstbank Corp.                  2,363
    200  FirstFed Financial Corp.*        6,462
    600  FirstMerit Corporation          16,041
    700  Fiserv, Inc.*                   33,206
    200  Fisher Scientific
          International Inc.*             7,375
    200  Flanigan's Enterprises, Inc.       762
    300  Fleetwood Enterprises, Inc.      3,150
    400  Fleming Companies, Inc.          4,725
    200  Flexsteel Industries, Inc.       2,300
    200  Florida East Coast
          Industries, Inc.                7,175
    100  Florida Public
          Utilities Company               1,600
    100  Florida Rock Industries, Inc.    3,912
    700  Flowers Industries, Inc.        11,025
    100  Flowserve Corporation            2,137
    400  Focal Communications
          Corporation*                    2,800
    100  Footstar, Inc.*                  4,950
    100  Forest City Enterprises, Inc.
          (Class A)                       3,920
    100  Forrester Research, Inc.*        5,006
    200  Forward Air Corporation*         7,462
    300  Fossil, Inc.*                    4,345
    100  Foster Wheeler Corporation         525
    700  Foundry Networks, Inc.*         10,500
  1,000  Fox Entertainment Group, Inc.
          (Class A)*                     17,875
    300  Franchise Finance Corporation
          of America                      6,994
  5,400  Frederick Brewing Co.*             506
    200  FreeMarkets, Inc.*               3,800
    500  Friede Goldman Halter, Inc.*     1,781
    600  Friedman Industries,
          Incorporated                    1,725
    200  Frontier Airlines, Inc.*         6,187
    300  Frontline Capital Group*         3,989
    800  Frozen Food Express
          Industries, Inc.*               1,575
    100  FuelCell Energy, Inc.*           6,856
  1,000  Full House Resorts, Inc.*          375
    400  Fulton Financial Corporation     9,225
    400  Furniture Brands
          International, Inc.*            8,425
    300  GATX Corporation                14,962
    100  GBC Bancorp                      3,837
    300  GTECH Holdings Corporation*      6,169
    100  Gables Residential Trust         2,800
    100  Gadzooks, Inc.*                  1,475
    600  Gadzoox Networks, Inc.*          1,256
    600  Galileo International, Inc.     12,000
    100  Garan, Incorporated              2,337
    300  Gartner Group, Inc. (Class B)*   1,902
    200  GaSonics International
          Corporation*                    3,675
    200  Gaston Federal Bancorp, Inc.     2,200
    100  Gaylord Entertainment
          Company*                        2,087
  2,400  Gemstar-TV Guide
          International, Inc.*          110,700
    200  Gene Logic Inc.*                 3,675
    500  Genelabs Technologies, Inc.*     2,047
    300  Genencor International Inc.*     5,400
  1,000  Genentech, Inc.*                81,500
    300  General Binding Corporation*     2,025
    100  General Communication, Inc.
          (Class A)*                        700
    400  General Growth Properties,
          Inc.                           14,475
    500  General Magic, Inc.*               703
  4,400  General Motors Corporation
          (Class H)*                    101,200
    400  General Semiconductor, Inc.*     2,500
    200  Genesco Inc.*                    4,887
    200  Genomic Solutions Inc.*          1,525
    400  Genta Incorporated*              3,200
    500  Gentex Corporation*              9,312
  1,200  Genuity Inc.*                    6,075
    538  Genzyme Corporation*            48,386
    100  Genzyme Molecular Oncology*        919
    200  Genzyme Transgenics
          Corporation                     2,862
    300  Georgia Gulf Corporation         5,119
    500  Georgia-Pacific Corporation
          (Timber Group)                 14,969
    210  German American Bancorp          2,572
    100  Geron Corporation*               1,544
    300  Getty Images, Inc.*              9,600
    200  Getty Realty Corporation         3,025
  3,500  Giant Group, Ltd.*                 547
    300  Giant Industries, Inc.*          2,194
    200  Gibraltar Steel Corporation      3,512
    300  Gilead Sciences, Inc.*          24,881
    200  Glacier Bancorp, Inc.            2,450
    200  Glacier Water Services, Inc.*    1,550
  1,200  Glassmaster Company*               862
    500  Glenayre Technologies, Inc.*     1,766
    700  Global Industries, Ltd.*         9,581
  1,000  Global Marine Inc.*             28,375
  1,500  Global TeleSystems Group,
          Inc.*                           1,219
    400  GlobeSpan, Inc.*                11,000
    100  Globix Corporation*                275
    500  GoAmerica, Inc.*                 2,687
  2,200  Gold Reserve Inc.*                 990
    600  Golden Enterprises, Inc.         2,137
    700  Golden State Bancorp Inc.       22,006
    800  The Goldman Sachs Group, Inc.   85,550
    200  The Gorman-Rupp Company          3,600
    400  GoTo.com, Inc.*                  2,925
    100  Graco Inc.                       4,137
    100  Granite Construction
          Incorporated                    2,894
    600  Grant Prideco, Inc.*            13,162
    200  Gray Communications
          Systems, Inc.                   3,162
    200  Gray Communications Systems,
          Inc. (Class B)                  2,937
    100  Great American Financial
          Resources, Inc.                 1,912
    700  Great Lakes Aviation, Ltd.*        525
    100  Great Plains Software, Inc.*     4,706
    200  Great Southern Bancorp, Inc.     3,125
 13,400  Greate Bay Casino Corporation*     147
    300  Greater Bay Bancorp             12,300
    300  Greater Community Bancorp        2,700
    600  GreenPoint Financial Corp.      24,562
    100  Greif Bros. Corporation
          (Class A)                       2,850
    500  Grey Wolf, Inc.*                 2,937
    200  Griffin Land & Nurseries, Inc.*  2,300
    500  Grubb & Ellis Company*           3,000
    100  Guess?, Inc.*                      531
    900  Guilford Mills, Inc.             1,462
    200  Guilford Pharmaceuticals Inc.*   3,600
    200  The Gymboree Corporation*        2,775
    200  H Power Corp.*                   1,537
    100  H.B. Fuller Company              3,945
    200  HCC Insurance Holdings, Inc.     5,387
  1,400  HMI Industries Inc.*             1,487
    200  HMN Financial, Inc.              2,612
    100  HNC Software Inc.*               2,969
    400  HON INDUSTRIES Inc.             10,200
    300  HPSC, Inc.*                      1,800
  1,000  HRPT Properties Trust            7,563
    200  HS Resources, Inc.*              8,475
    100  Haemonetics Corporation*         3,087
    200  Haggar Corp.                     2,300
    200  Hain Celestial Group, Inc.*      6,500
    100  Hall, Kinion & Associates,
          Inc.*                           2,012
    200  Hampshire Group, Limited*        1,559
  1,000  Hampton Industries, Inc.*          625
    300  Hanover Compressor Company*     13,369
  4,100  Hanover Direct, Inc.*            1,537
 13,100  Hanover Gold Company, Inc.*        982
    200  Hardinge, Inc.                   2,850
    200  Harleysville Group Inc.          5,850
    200  Harman International
          Industries, Incorporated        7,300
    200  Harmonic Inc.*                   1,137
 10,100  Harmony Holdings, Inc.*            404
    500  Harris Corporation              15,312
  1,100  Harry's Farmers Market,
          Inc. (Class A)*                   447
    300  Harsco Corporation               7,406
    400  Harte-Hanks, Inc.                9,475
    800  Hartmarx Corporation*            1,900
    800  Hawaiian Airlines, Inc.*         1,450
    100  Hawaiian Electric
          Industries, Inc.                3,719
    300  Hawkins Chemical, Inc.           2,512
    300  Health Care Property
          Investors, Inc.                 8,963
  1,400  Health Management Associates,
          Inc. (Class A)*                29,050
    800  Health Net Inc.*                20,950
    100  Healthcare Realty
          Trust, Inc.                     2,125
    400  Healthcare Services
          Group, Inc.*                    2,550
    200  Hearst-Argyle Television,
          Inc.*                           4,087
    100  Heartland Express, Inc.*         2,281
    100  Heartland Partners L.P.
          (Class A)*                      1,850
    100  Hector Communications
          Corporation*                    1,056
    100  Heidrick & Struggles
          International, Inc.*            4,206
    200  Helix Technology Corporation     4,734
    300  Heller Financial, Inc.           9,206
    400  Helmerich & Payne, Inc.         17,550
    300  Henry Schein, Inc.*             10,388
    100  Herley Industries, Inc.*         1,663
    500  Herman Miller, Inc.             14,375
    300  The Hertz Corporation
          (Class A)                      10,237
    100  Hexcel Corporation*                894
    900  Hibernia Corporation
          (Class A)                      11,475
    100  hi/fn, inc.*                     2,750
    600  High Speed Access Corp.*           637
    400  Highwoods Properties, Inc.       9,950
    400  Hillenbrand Industries, Inc.    20,600
    500  Hines Horticulture, Inc.*        1,375
  1,300  Hi-Shear Technology
          Corporation*                    1,300
    600  Hispanic Broadcasting
          Corporation*                   15,300
    600  Hollinger International Inc.     9,525
    200  Holly Corporation                3,750
    600  Hollywood Entertainment
          Corporation*                      638
    200  Home Properties of
          New York, Inc.                  5,588
  1,000  Homeland Holding
          Corporation*                      500
    500  HomeStore.com, Inc.*            10,062
    200  Hooper Holmes, Inc.              2,212
    100  Horace Mann Educators
          Corporation                     2,137
    800  Hormel Foods Corporation        14,900
    300  Hospitality Properties Trust     6,788
  1,500  Host Funding Inc.*               1,031
  1,300  Host Marriott Corporation       16,819
    400  Hot Topic, Inc.*                 6,575
    300  HotJobs.com, Ltd.*               3,431
    100  Hotel Reservations Network,
          Inc. (Class A)*                 2,837
    200  Houghton Mifflin Company         9,275
    100  The Houston Exploration
          Company*                        3,812
    400  Hubbell Incorporated
          (Class B)                      10,600
    700  Hudson City Bancorp, Inc.       14,175
    800  Hudson Hotels Corporation*       1,100
    200  Hudson River Bancorp, Inc.       2,537
    440  Hudson United Bancorp            9,212
    100  Huffy Corporation                  650
    100  Hugoton Royalty Trust            1,512
    700  Human Genome
          Sciences, Inc.*                48,519
    300  Humphrey Hospitality
          Trust, Inc.                     2,119
    300  Hungarian Telephone and
          Cable Corp.*                    1,725
    300  Hungry Minds, Inc.*              1,912
    300  Hunt Corporation                 1,462
    200  Hutchinson Technology
          Incorporated*                   2,750
  2,900  Hydron Technologies, Inc.*         362
 38,000  HyperMedia
          Communications, Inc.*             418
    300  Hyperion Solutions
          Corporation*                    4,631
    700  IBP, inc.                       18,725
  1,800  ICG Communications, Inc.*          234
    500  ICN Pharmaceuticals, Inc.       15,344
    300  ICOS Corporation*               15,581
    300  IDAcorp Inc.                    14,719
    800  IDEC Pharmaceuticals
          Corporation                   151,650
    100  IDEX Corporation                 3,313
    300  IDEXX Laboratories, Inc.*        6,600
    200  IDT Corporation*                 4,075
    200  IDX Systems Corporation*         5,000
    200  IGEN International, Inc.*        2,462
    100  II-VI Incorporated*              1,519
  1,200  IKON Office Solutions, Inc.      3,000
    200  ILEX Oncology, Inc.*             5,263
    700  IMC Global Inc.                 10,894
    100  IMPATH Inc.*                     6,650
    100  IMPCO Technologies, Inc.*        1,200
    100  IMRglobal Corp.*                   538
    200  INAMED Corporation*              4,088
    500  IPALCO Enterprises, Inc.        12,094
    200  I-STAT Corporation*              5,288
    500  ITC/\ DeltaCom, Inc.*            2,695
    200  ITT Educational Services,
          Inc.*                           4,400
    400  ITXC Corp.*                      2,775
    900  IVAX Corporation*               34,470
    100  IXYS Corporation*                1,463
  2,300  i2 Technologies, Inc.*         125,063
    300  i3 Mobile, Inc.*                 1,200
    100  iAsiaWorks, Inc.*                  488
    800  iBEAM Broadcasting
          Corporation*                      850
    300  iBasis, Inc.*                    1,238
    100  Ibis Technology Corporation*     1,925
    300  Identix Incorporated*            2,355
    500  iGATE Capital Corporation*       1,438
    100  Illumina, Inc.*                  1,606
    300  Illuminet Holdings, Inc.*        6,881
    200  I-many, Inc.*                    2,488
    100  Imation Corp.*                   1,550
    400  Imclone Systems*                17,600
    200  Immersion Corporation*           1,503
  3,100  Immunex Corporation*           125,937
    200  ImmunoGen, Inc.*                 4,287
    300  Immunomedics, Inc.*              6,450
    200  Imperial Bancorp*                5,250
  1,500  Imperial Sugar Company*          1,219
    400  Incyte Pharmaceuticals, Inc.*    9,950
    500  Independence Community
          Bank Corp.                      7,969
    200  Independence Holding
          Company                         2,700
    210  Indiana United Bancorp           3,097
    100  Industrial Bancorp, Inc.         1,975
    500  IndyMac Mortgage
          Holdings, Inc.                 14,750
    300  Inet Technologies, Inc.*        12,150
  2,300  Infinity Broadcasting
          Corporation (Class  A)*        64,256
    200  InFocus Corporation*             2,950
  1,800  Infonet Services Corporation
          (Class B)*                      9,000
    800  Informatica Corporation*        31,650
    400  Information Architects Corp.*      725
    100  Information Holdings Inc.*       2,344
  1,800  Informix Corporation*            5,344
    100  Inforte Corp.*                   1,375
  1,700  InfoSpace.com, Inc.*            15,034
    500  Ingram Micro Inc. (Class A)*     5,625
    300  Inhale Therapeutic Systems*     15,150
    300  InKine Pharmaceutical
          Company, Inc.*                  2,212
    700  Inktomi Corporation*            12,512
    600  Inland Resources Inc.*             562
    800  Innsuites Hospitality Trust      1,250
    600  Inprise Corporation*             3,319
    400  Input/Output, Inc.*              4,075
    100  Inrange Technologies
          Corporation (Class B)*          1,694
    400  Insight Communications
          Company, Inc.*                  9,400
    300  Insight Enterprises, Inc.*       5,381
    200  Insituform Technologies, Inc.
          (Class A)*                      7,975
    200  Insmed Incorporated*               694
    100  Inspire Pharmaceuticals, Inc.*   2,606
    600  Insteel Industries, Inc.         1,087
    500  InsWeb Corporation*                438
    200  Integra Bank Corporation         5,112
    300  Integrated Circuit
          Systems, Inc.*                  4,969
    600  Integrated Device
          Technology, Inc.*              19,875
    200  Integrated Silicon
          Solution, Inc.*                 2,875
    300  Integrated Telecom
          Express, Inc.*                  1,434
    400  InteliData Technologies
          Corporation*                    1,037
    200  Interact Commerce
          Corporation*                    1,675
    100  Interactive Intelligence,
          Inc.*                           2,412
    100  The InterCept Group, Inc.*       2,669
    200  InterDigital Communications
          Corporation*                    1,081
    100  Interface, Inc.                    869
    100  Interland, Inc.*                   350
    100  Interliant Inc.*                   319
    100  Interlink Electronics, Inc.*     1,269
    100  Intermagnetics General
          Corporation*                    1,675
    200  Intermedia
          Communications Inc.*            1,437
    200  Intermune
          Pharmaceuticals, Inc.*          8,925
    900  Internap Network Services
          Corporation*                    6,525
    100  International Aluminum
          Corporation                     1,831
    100  International Bancshares
          Corporation                     3,412
    400  International Game
          Technology*                    19,200
    500  International Leisure
          Hosts, Ltd.*                    2,437
    400  International Rectifier
          Corp.*                         12,000
    300  International Shipholding
          Corporation                     1,875
    400  International Speedway Corp.
          (Class A)                      15,200
    100  Internet Capital Group, Inc.*      328
    800  Internet Pictures Corporation*     775
    200  Internet Security Systems,
          Inc.*                          15,687
    100  internet.com Corporation*          594
    200  Intersil Holding Corporation*    4,587
    200  Interstate Bakeries
          Corporation                     2,812
    300  Inter-Tel Inc.                   2,306
    600  Intertrust Technologies
          Corporation*                    2,025
    300  InterVoice-Brite, Inc.*          2,175
    500  InterWorld Corporation*            250
    300  Interwoven, Inc.*               19,781
  2,800  Intimate Brands, Inc.           42,000
    100  IntraBiotics
          Pharmaceuticals, Inc.*            962
    100  IntraNet Solutions, Inc.*        5,100
    200  Intraware, Inc.*                   294
    100  Intuitive Surgical, Inc.*          850
    200  Invacare Corp.                   6,850
    200  Inverness Medical
          Technology, Inc.*               7,787
    200  Investment Technology
          Group, Inc.*                    8,350
    200  Investors Financial Services    17,200
    400  Investors Real Estate Trust      3,112
    300  Invitrogen Corporation*         25,912
  1,500  Iomega Corporation*              5,055
    200  Ionics, Inc.*                    5,675
    300  Iron Mountain Incorporated*     11,137
    400  Isis Pharmaceuticals, Inc.*      4,250
    300  Isle of Capri Casinos, Inc.*     3,187
    500  iStar Financial Inc.             9,844
  2,100  Iwerks Entertainment, Inc.*        328
    300  Ixia*                            6,863
    700  iXL Enterprises, Inc.*             700
    300  JAKKS Pacific, Inc.*             2,738
    100  J.B. Hunt Transport
          Services, Inc.                  1,681
    600  J.D. Edwards & Company*         10,688
    200  JDA Software Group, Inc.*        2,612
    100  JLG Industries, Inc.             1,062
    100  The J.M. Smucker Company         2,795
    100  JNI Corp.*                       2,269
    400  JPS Industries Inc.*             1,900
  1,000  j2 Global
          Communications, Inc.*             281
  1,100  Jabil Circuit, Inc.*            27,912
    300  Jack Henry & Associates, Inc.   18,638
    300  Jack in the Box Inc.*            8,831
    100  Jacobs Engineering Group Inc.*   4,619
    200  James River Bankshares, Inc.     2,800
    400  Jameson Inns, Inc.               2,237
    100  Jeffreries Group, Inc.           3,125
    400  Jo-Ann Stores Inc.*              2,625
  1,800  John Hancock Financial
          Services, Inc.                 67,725
    200  The John Nuveen Company
          (Class A)                      11,500
    400  John Wiley & Sons, Inc.
          (Class A)                       8,600
  1,000  Johns Manville Corporation      12,937
    400  Johnson Outdoors Inc.
          (Class A)*                      2,350
    700  Jones Apparel Group, Inc.*      22,531
    100  Journal Register Co.*            1,606
  1,800  Juniper Networks, Inc.*        226,912
    100  Juno Lighting, Inc.*               525
    400  Juno Online Services, Inc.*        262
    200  Jupiter Media Metrix, Inc.*      1,862
    500  KMG Chemicals, Inc.              1,719
    100  K-Swiss Inc. (Class A)           2,500
    100  K-V Pharmaceutical Company
          (Class A)*                      2,500
    100  Kaiser Aluminum Corporation*       369
 45,000  Kaiser Group International,
          Inc.*                             675
    200  Kaiser Ventures Inc.             2,000
    500  Kana Communications, Inc.*       5,750
    400  Kansas City Power &
          Light Company                  10,975
    100  Kansas City Southern
          Industries, Inc.                1,012
  2,500  Karts International
          Incorporated*                     350
    100  Kaydon Corp.                     2,487
    200  Kaye Group Inc.                  1,550
    200  Keane, Inc.*                     1,950
    500  Keebler Foods Company           20,719
    100  Keithley Instruments, Inc.       4,306
    100  Kelly's Services, Inc.
          (Class A)                       2,362
    500  Kemet Corp.*                     7,562
    100  Kenan Transport Company          2,412
    200  Kennametal Inc.                  5,825
    200  Kenneth Cole Productions,
          Inc. (Class A)*                 8,050
    200  Kent Electronics Corporation*    3,300
  1,500  Kevco, Inc.*                       797
    300  Key Energy Services, Inc.*       3,131
    500  Key3Media Group, Inc.*           6,094
    200  Keynote Systems, Inc.*           2,838
    700  Keystone Consolidated
          Industries, Inc.*                 963
    200  Keystone Property Trust          2,550
    100  Kilroy Realty Corporation        2,856
    100  Kimball International
          (Class B)                       1,450
    400  Kimco Realty Corporation        17,675
    700  Knight Trading Group, Inc.*      9,756
    800  Komag, Incorporated*               525
    700  Konover Property Trust, Inc.     3,063
    300  Kopin Corporation*               3,319
    300  Korn/Ferry International*        6,375
    200  Kos Pharmaceuticals, Inc.*       3,525
    400  Kreisler Manufacturing
          Corporation*                    1,400
    100  Krispy Kreme Doughnuts, Inc.*    8,300
    100  Kronos, Inc.*                    3,094
    400  Kulicke and Soffa Industries*    4,500
    200  L-3 Communications
          Holdings, Inc.*                15,400
    700  LAM Research Corp.*             10,150
    600  L.B. Foster Company (Class A)    1,500
    100  LCC International, Inc.
          (Class A)*                      1,088
    800  LMI Aerospace, Inc.*             1,750
    200  LSB Bancshares, Inc.             2,225
    300  LTX Corporation*                 3,886
    300  La Jolla Pharmaceutical
          Company*                        1,416
    200  Laboratory Corporation of
          America Holdings*              35,200
    300  LaBranche & Co. Inc.*            9,169
  5,200  Laclede Steel Company*             208
    500  LaCrosse Footwear, Inc.*         1,562
    500  Lafarge Corporation             11,812
    200  Lakeland Financial
          Corporation                     2,500
    500  Lamar Advertising Company*      19,297
    200  The Lamson & Sessions Co.*       2,100
    300  Lancaster Colony Corporation     8,419
    200  Land's End, Inc.*                5,024
    100  LandAmerica Financial
          Group, Inc.                     4,044
    100  Landstar System, Inc.*           5,544
  1,000  The Langer Biomechanics
          Group, Inc.*                    1,187
    900  Lanier Worldwide, Inc.*          2,700
    100  Lantronix, Inc.*                   637
    200  Large Scale Biology Corp.*       1,900
    600  Lattice Semiconductor
          Corporation*                   11,025
    400  Layne Christensen Company*       1,306
    300  Lazare Kaplan
          International Inc.*             1,519
    200  La-Z-Boy Inc.                    3,150
    100  Leap Wireless
          International, Inc.*            2,500
    400  Lear Corporation*                9,925
    200  Learning Tree
          International, Inc.*            9,900
    300  Lee Enterprises, Incorporated    8,944
    500  Legato Systems, Inc.*            3,719
    400  Legg Mason, Inc.                21,800
  1,500  Leisure Time Casinos &
          Resorts, Inc.*                    105
    400  Lennar Corporation              14,500
    100  Lennox International Inc.          775
    400  Leucadia National Corporation   14,175
  2,100  Level 3 Communications, Inc.*   68,906
    100  Lexar Media, Inc.*                  94
    200  Lexent Inc.*                     3,425
    300  Lexicon Genetics Incorporated*   4,987
    300  Lexington Corporate
          Properties Trust                3,544
    500  Liberate Technologies, Inc.*     6,812
    700  Liberte Investors, Inc.          2,056
    100  The Liberty Corporation          4,069
    300  Liberty Digital, Inc.
          (Class A)*                      1,519
    300  Liberty Financial
          Companies, Inc.                13,369
    500  Liberty Property Trust          14,281
    100  Liberty Satellite &
          Technology, Inc. (Class A)*       316
    200  Liberty Satellite &
          Technology, Inc. (Class B)*       562
  6,000  Liberty Self-Stor, Inc.*         1,312
  8,500  Life Medical Sciences, Inc.*     1,105
    200  LifeMinders, Inc.*                 700
    200  LifePoint Hospitals, Inc.*      10,025
    400  Lifetime Hoan Corporation        2,900
    200  Ligand Pharmaceuticals
          Incorporated (Class B)*         2,800
    200  Lightbridge, Inc.*               2,625
    100  LightPath Technologies, Inc.
          (Class A)*                      1,387
    300  Lillian Vernon Corporation       2,100
    300  Lincare Holdings Inc.*          17,119
    100  Lincoln Electric Holdings,
          Inc.                            1,962
    300  Lindberg Corporation             5,381
    300  Linens `n Things, Inc.*          8,287
    100  Liqui-Box Corporation            3,725
    300  Liquid Audio, Inc.*                769
    200  Littelfuse Inc.*                 5,725
    300  Litton Industries, Inc.*        23,606
    200  LodgeNet Entertainment
          Corporation*                    3,525
  1,800  Loews Cineplex Entertainment
          Corporation*                      394
    400  Lone Star Steakhouse &
          Saloon, Inc.                    3,850
    200  Lone Star Technology*            7,700
    100  Longview Fibre Company           1,350
    800  LookSmart, Ltd.*                 1,950
  2,200  Loral Space &
          Communications Ltd.*            7,012
    300  Louis Dreyfus Natural
          Gas Corp.*                     13,744
    400  The Lubrizol Corporation        10,300
    900  Lucor, Inc. (Class A)*           1,462
    900  Luminent, Inc.*                  5,414
    200  Luminex Corporation*             5,212
    600  Lund International
          Holdings, Inc.*                 1,650
    800  Lyondell Chemical Company       12,250
    100  MASSBANK Corp.                   2,925
    100  MAXIMUS, Inc.*                   3,494
    100  MAXXAM Inc.*                     1,519
  7,400  MC Informatics, Inc.*              111
    200  MCK Communications, Inc.*        1,688
  2,300  MCM Capital Group, Inc.*           759
    600  MCN Energy Group Inc.           16,612
    100  MCSi, Inc.*                      2,137
    100  MDC Holdings, Inc.               3,295
    400  MDU Resources Group             13,000
    300  MEMC Electronic
          Materials, Inc.*                2,906
    100  MGI Pharma, Inc.*                1,650
    900  MGM Grand, Inc.                 25,369
    200  MIPS Technologies, Inc.
          (Class A)*                      5,338
  2,000  MK Gold Company*                 1,910
    200  MKS Instruments, Inc.*           3,100
    300  The MONY Group Inc.             14,831
    600  MP3.com, Inc.*                   2,156
  1,400  MPW Industrial Services
          Group, Inc.*                    1,400
    400  MRV Communications, Inc.*        5,350
    200  M.S. Carriers, Inc.*             6,550
    100  MSC Industrial Direct Co.,
          Inc. (Class A)*                 1,806
    600  M&T Bank Corporation            40,800
    200  M~WAVE, Inc.*                    1,575
    100  MacDermid, Inc.                  1,900
    100  Macerich Company                 1,919
    500  Mac-Gray Corporation*            1,625
    400  Mack-Cali Realty Corporation    11,425
    300  Macromedia, Inc.*               18,225
    200  Macrovision Corporation*        14,803
    900  Macxe Security
          International, Inc.               816
    500  Mail.com, Inc.*                    359
    300  Main Street Bancorp, Inc.        2,100
    200  Malan Realty Investors, Inc.     2,125
    100  The Management Network
          Group, Inc.*                    1,187
    500  Mandalay Resort Group*          10,969
    200  Manhattan Associates, Inc.*      8,525
    200  The Manitowoc Co., Inc.          5,800
    400  Manpower Inc.                   15,200
    300  Manufacturers' Services
          Limited*                        1,987
    400  Manugistics Group, Inc.*        22,800
    100  MapInfo Corporation*             4,725
    600  MarchFirst, Inc.*                  900
    300  Marine Drilling Co., Inc.*       8,025
    100  MarineMax, Inc.*                   587
  1,200  Marisa Christina,
          Incorporated*                   1,200
    100  Markel Corporation*             18,100
  1,300  Marketing Specialist
          Corporation*                      325
    600  Marshall & Ilsley
          Corporation                    30,498
    100  Marten Transport, Ltd.*          1,194
    100  Martha Stewart Living
          Omnimedia, Inc. (Class A)*      2,006
    300  Martin Marietta Materials,
          Inc.                           12,690
    300  MasTec, Inc.*                    6,000
    200  Matrix Pharmaceutical, Inc.*     3,425
    200  MatrixOne, Inc.*                 3,637
    200  Mattson Technology, Inc.*        2,062
    100  Maui Land & Pineapple
          Company, Inc.                   2,362
    200  Maverick Tube Corporation*       4,525
    100  Maxim Pharmaceuticals, Inc.*       637
    500  Maxtor Corporation*              2,797
    300  Maxus Realty Trust, Inc.         1,987
    200  Maxygen Inc.*                    4,900
    300  Mazel Stores, Inc.*                862
    200  McAfee.com Corporation*          1,000
    300  The McClatchy Company
          (Class A)                      12,787
    400  McCormick & Company
          Incorporated                   14,425
    200  McData Corporation (Class B)*   10,950
  3,416  McLeodUSA Incorporated
          (Class A)*                     48,251
    200  Meade Instruments Corp.*         1,312
    500  Meadowbrook Insurance
          Group, Inc.                     4,062
    100  Measurement Specialties, Inc.*   1,950
    300  Mechanical Technology
          Incorporated*                   1,050
    300  Medallion Financial Corp.        4,387
    400  Medarex, Inc.*                  16,300
    200  Media 100 Inc.*                    512
    200  Media General, Inc. (Class A)    7,280
    300  Mediacom Communications
          Corporation*                    5,156
    500  MedicaLogic/Medscape, Inc.*      1,156
    100  The Medicines Company*           2,050
    200  Medicis Pharmaceutical
          (Class A)*                     11,825
    200  Meditrust Companies                513
    100  MedQuist Inc.*                   1,600
    300  Medwave, Inc.*                   2,137
    200  Mego Financial Corp.*              962
    300  The Men's Warehouse, Inc.*       8,175
    200  Mentor Corporation               3,900
    400  Mentor Graphics Corporation*    10,975
    400  Mercantile Bankshares
          Corporation                    17,275
    400  Mercator Software, Inc.*         2,150
    100  Merchants Bancshares, Inc.       2,425
    100  Merchants Group, Inc.            1,750
    200  Mercury Computer
          Systems, Inc.*                  9,287
    300  Mercury General Corporation     13,162
    100  Meridian Gold Inc.*                687
    100  Meridian Insurance
          Group, Inc.                     2,894
    500  The Meridian Resource
          Corporation*                    4,312
    200  Meristar Hospitality Corp.       3,938
    100  Meritage Corporation*            3,700
    100  Merix Corporation*               1,337
    300  Mesaba Holdings, Inc.*           3,769
    200  Mestek, Inc.*                    3,337
    700  Metals USA, Inc.                 1,969
    100  Metasolv Software, Inc.            912
    100  Metawave Communications
          Corporation*                      913
    200  Methode Electronics              4,588
    200  Metricom, Inc.*                  2,013
    400  Metris Companies Inc.           10,525
  1,200  Metro-Goldwyn-Mayer Inc.*       19,575
    200  Metro One
          Telecommunications, Inc.*       5,000
  2,800  Metromedia Fiber Network,
          Inc. (Class A)*                28,350
    100  Metromedia International
          Group, Inc.*                      260
    400  MetroWest Bank                   2,300
  1,400  Michael Anthony Jewelers,
          Inc.*                           2,538
    200  Michael Foods, Inc.              6,025
    300  Michael's Stores*                7,950
    500  Micrel, Inc.*                   16,844
    700  Microchip Technology*           15,356
    800  Micromuse, Inc.*                48,288
    700  Micron Electronics, Inc.*        2,734
    200  Micros Systems, Inc.*            3,650
    100  Microsemi Corporation*           2,781
    200  MicroStrategy Incorporated*      1,900
    100  MicroTouch Systems, Inc.*        2,089
    200  Microtune, Inc.*                 3,313
    100  Microvision, Inc.*               1,750
    400  Mid Atlantic Medical
          Services, Inc.*                 7,925
    300  Mid-Atlantic Realty Trust        3,656
    100  Mid Penn Bancorp, Inc.           1,500
    100  Middlesex Water Company         3,375
    200  Midwest Banc Holdings, Inc.      3,025
    200  Midwest Grain Products, Inc.     1,750
    100  Milacron Inc.                    1,606
    200  Millennium Cell Inc.*            2,050
    200  Millennium Chemicals Inc.        3,625
  1,200  Millennium
          Pharmaceuticals, Inc.*         74,250
    300  Mills Corp.                      4,969
    200  Minerals Technologies, Inc.      6,838
    400  MiniMed Inc.*                   16,813
    200  Minuteman International, Inc.    1,750
    200  Miravant Medical
          Technologies*                   1,856
    300  Mitchell Energy &
          Development Corp. (Class A)    18,375
    300  Modem Media Inc.*                  994
    100  Modine Manufacturing Co.         2,075
    300  Modis Professional
          Services, Inc.*                 1,238
    400  Mohawk Industries, Inc.*        10,950
    100  Molecular Devices
          Corporation*                    6,844
    400  Monarch Casino & Resort, Inc.*   1,900
    400  Monmouth Capital Corporation       975
    400  Monmouth Real Estate
          Investment Corporation
          (Class A)                       1,950
    300  Monsanto Company                 8,119
    600  The Montana Power Company       12,450
    100  Morgan Keenan, Inc.              2,650
  1,600  Morgan's Foods, Inc.*            1,100
    100  Morrison Management
          Specialists, Inc.               3,491
  2,500  Mortgage.com, Inc.*                 39
    600  Morton Industrial Group, Inc.*     638
    400  Motient Corporation*             1,600
    400  Mpower
          Communications Corp.*           2,050
    300  Mueller Industries, Inc.*        8,044
    200  Multex.com Inc.*                 2,650
    300  Murphy Oil Corporation          18,131
    300  Musicland Stores Corporation*    3,713
    700  Mylan Laboratories, Inc.        17,631
    500  MyPoints.com, Inc.*                594
    100  Myriad Genetics, Inc.*           8,275
    100  MyTurn.com, Inc.*                   88
  8,200  NAB Asset Corporation*             164
    300  NBT Bancorp Inc.                 4,388
    200  NBTY Inc.*                         950
    200  NCO Group, Inc.*                 6,075
    100  NHancement Technologies Inc.*      481
    200  NL Industries, Inc.              4,850
    100  NN, Inc.                           925
    500  NOVA Corporation*                9,969
    200  NPS Pharmaceuticals, Inc.*       9,600
    300  NRG Energy, Inc.*                8,344
    200  NS&L Bancorp                     2,025
    300  NS Group, Inc.*                  2,835
    200  NSD Bancorp, Inc.                3,050
    300  NSTAR                           12,863
  1,600  NTL Incorporated*               38,300
    400  NVIDIA Corporation*             13,106
    100  NVR, Inc.*                      12,360
    200  NYFIX, Inc.*                     4,838
    100  NYMAGIC, Inc.                    1,888
    500  NZ Corporation*                  1,500
    400  Nabi*                            1,850
    100  Nanogen, Inc.*                     900
    100  Nanometrics Incorporated*        1,381
 34,000  Nantucket Industries, Inc.*         34
    300  NaPro Bio-
          Therapeutics, Inc.*             2,545
    400  National Beverage Corp.*         3,600
  1,200  National Commerce
          Bancorporation                 29,700
    200  National Data Corporation        7,325
    100  National Dentex Corporation*     1,963
    600  National Equipment
          Services, Inc.*                 1,163
    300  National Fuel Gas Company       18,881
    300  National Health Realty, Inc.     2,344
    500  National Infomation
          Consortium, Inc.*                 766
    300  National Instruments
          Corporation*                   14,569
  1,000  National Medical Health
          Card Systems, Inc.*             1,375
    500  National-Oilwell, Inc.*         19,344
    200  National Processing, Inc.*       3,400
    100  The National Security
          Group, Inc.                     1,813
  1,100  NationsRent, Inc.*               1,719
    200  Nationwide Financial Services,
          Inc. (Class A)                  9,500
    100  Nationwide Health
          Properties, Inc.                1,288
    200  Natural MicroSystems
          Corporation*                    1,975
    200  The Navigators Group, Inc.*      2,663
    200  NaviSite, Inc.*                    469
    300  The Neiman Marcus
          Group, Inc. (Class A)*         10,669
    300  Neoforma.com, Inc.                 244
    100  NeoPharm, Inc.*                  3,788
    200  NeoRx Corporation*               1,050
    100  Neose Technologies, Inc.*        3,300
    200  NeoTherapeutics, Inc.*             825
    400  Net Perceptions, Inc.*             838
    100  Net2000 Communications, Inc.*      172
    100  Net2Phone, Inc.*                   738
    300  Netcentives Inc.*                1,144
    200  NetCreations, Inc.*              1,369
    200  Netegrity, Inc.*                10,875
    200  NetIQ Corporation*              17,475
    200  Netopia, Inc.*                     863
    100  NetRatings, Inc.*                1,469
    200  Netro Corporation*               1,388
    200  NetScout Systems, Inc.*          2,000
    200  NetSolve, Incorporated*          1,525
    800  Network Associates, Inc.*        3,350
    100  Network Engines, Inc.*             419
    200  Network Peripherals Inc.*        1,288
    500  Network Plus Corp.*              1,250
    100  NetZero, Inc.*                      88
    300  Neuberger Berman Inc.           24,319
    100  Neurocrine Biosciences, Inc.*    3,313
    100  Neurogen Corporation*            3,513
    500  The New Dun & Bradstreet
          Corporation                    12,938
    100  New Era of Networks, Inc.*         588
    100  New Jersey Resources
          Corporation                     4,325
    700  New Plan Excel Realty Trust      9,188
    204  New York Community
          Bancorp, Inc.                   7,497
    300  Newfield Exploration Company*   14,231
    100  Newhall Land & Farming
          Company                         2,325
    100  Newpark Resources, Inc.*           956
    200  Newport Corporation             15,722
    200  Newport News
          Shipbuilding Inc.              10,400
  1,300  News Communications, Inc.*         366
  1,800  NewState Holdings, Inc.*         1,350
  1,700  Next Generation Technology
          Holdings, Inc.*                   425
    500  Next Level
          Communications, Inc.*           5,688
    600  NextCard, Inc.*                  4,800
  1,000  Nextel Partners, Inc.
          (Class A) *                    16,813
    300  Niku Corporation*                2,194
    300  Noble Affiliates, Inc.          13,800
    800  Noble Drilling Corporation*     34,750
    100  Noland Company                   1,675
  9,900  Nord Resources Corporation*        792
    100  Nordson Corporation              2,550
    100  North American Scientific,
          Inc.*                           1,450
    500  North Coast Energy, Inc.*        2,375
  1,000  North Fork Bancorporation       24,563
    200  North Pittsburgh
          Systems, Inc.                   2,200
    900  Northeast Utilities             21,825
    100  Northern States Financial
          Corporation                     1,863
    900  NorthPoint Communications
          Group, Inc.*                      309
    500  Northwest Airlines
          Corporation*                   15,063
    100  Northwest Natural Gas
          Company                         2,650
  9,000  Northwestern Steel and
          Wire Company*                     675
    100  Norwood Financial Corp.          1,725
    200  Novatel Wireless, Inc.*          2,475
    100  Noven Pharmaceuticals, Inc*      3,738
    100  Novoste Corporation*             2,750
    200  Nu Horizons Electronics Corp.*   1,788
    200  Nuance Communications Inc.*      8,625
    200  Numerical Technologies, Inc.*    3,613
  1,900  OEC Compression Corporation*     2,375
    500  OGE Energy Corp.                12,219
    200  OM Group, Inc.                  10,925
    500  OMI Corporation
          (New Shares)*                   3,219
    700  ONI Systems Corp.*              27,694
    300  ONYX Software Corporation*       3,300
    100  OPNET Technologies, Inc.*        1,506
    200  ORATEC Interventions, Inc.*      1,025
    400  O'Reilly Automotive, Inc.*      10,700
    200  OSI Pharmaceuticals, Inc.*      16,025
    100  OTG Software, Inc.*              1,614
    200  o2wireless Solutions, Inc.*      1,863
    300  Oak Technology, Inc.*            2,606
    500  Oakley, Inc.*                    6,750
    300  Objective Systems
          Integrators, Inc.*              5,288
  1,000  Ocean Energy Inc.               17,375
    300  Oceaneering International,
          Inc.*                           5,831
  1,100  OfficeMax, Inc.*                 3,163
    200  Offshore Logistics, Inc.*        4,309
    200  Ogden Corporation*               3,075
    100  Oglebay Norton Company           1,944
    500  Ohio Casualty Corporation        5,000
    100  Ohio Valley Banc Corp.           2,500
    300  Old Dominion Freight
          Line, Inc.*                     2,850
    400  Old National Bancorp            11,975
    700  Old Republic International
          Corporation                    22,400
    100  Old Second Bancorp, Inc.         2,375
    200  Olin Corporation                 4,425
    500  Omnicare, Inc.                  10,813
    200  OmniSky Corporation*             1,663
    100  OmniVision Technologies,
          Inc.*                             325
    200  On Assignment, Inc.*             5,700
    200  One Liberty Properties, Inc.     2,175
    200  Onyx Pharmaceuticals, Inc.*      2,925
    983  Openwave Systems Inc.*          47,123
  1,000  Oplink Communications, Inc.*    17,938
    200  Optical Cable Corporation*       1,813
    300  Orchid Biosciences*              4,200
    200  Organic, Inc.*                     163
    100  Organogenesis Inc.*                899
    500  Orion Power Holdings, Inc.*     12,313
    100  OroAmerica, Inc.*                  788
    300  Orthodontic Centers of
          America, Inc.*                  9,375
    100  Oshkosh Truck Corporation        4,400
    100  Osicom Technologies, Inc.*       1,606
    300  Osmonics, Inc.*                  2,063
    100  Otter Tail Power Company         2,775
    500  Outback Steakhouse, Inc.*       12,938
    100  Overseas Shipholding
          Group, Inc.                     2,294
  1,200  Owens Corning*                     975
    300  Owens-Illinois, Inc.*            1,706
    300  Owens & Minor, Inc.              5,325
  1,000  Owosso Corporation               1,000
    500  Oxford Health Plans, Inc.*      19,750
    200  Oxford Industries, Inc.          3,050
    300  PAB Bankshares, Inc.             2,813
    400  PBOC Holdings, Inc.*             3,813
    200  PC Connection, Inc.*             2,075
    600  P-Com, Inc.*                     1,838
    200  PC-Tel, Inc.*                    2,150
    100  PECO II, Inc.*                   2,588
  1,000  PETsMART, Inc.*                  2,875
    100  P.F. Chang's China
          Bistro, Inc.*                   3,144
    100  P.H. Glatfelter Company          1,245
    200  PICO Holdings, Inc.*             2,488
    300  PJ America, Inc.*                1,669
    100  PLATO Learning, Inc.*            1,506
    100  PLX Technology, Inc.*              831
    300  The PMI Group, Inc.             20,306
    300  PRAECIS Pharmaceuticals
          Incorporated*                   8,775
    200  PRI Automation, Inc.*            3,750
  1,000  PRIMEDIA Inc.*                  11,938
    100  PS Business Parks, Inc.          2,780
    900  PSINet Inc.*                       647
    800  PSS World Medical, Inc.*         4,000
    200  PVF Capital Corp.                1,900
    100  Pacific Capital Bancorp          2,813
    600  Pacific Century Financial
          Corporation                    10,613
    200  Pacific Gulf Properties,
          Inc.                            1,225
    200  Pacific Sunwear of
          California, Inc.*               5,125
    300  PacifiCare Health
          Systems, Inc.*                  4,500
    600  Packaging Corp. of America*      9,675
    300  Packard BioScience Company*      3,488
    200  Packeteer, Inc.*                 2,475
    300  Pac-West Telecomm, Inc.*         1,031
    100  Pain Therapeutics, Inc.*         1,488
    100  Pamrapo Bancorp, Inc.            1,925
    100  Pan Pacific Retail
          Properties, Inc.                2,231
    100  PanAmSat Corporation*            3,469
    300  Panavision Inc.*                   825
    200  Panera Bread Company
          (Class A)*                      4,563
    100  The Pantry, Inc.*                1,000
    200  Papa John's International,
          Inc.*                           4,450
 30,800  Paracelsus Healthcare
          Corporation*                      308
    200  Paradigm Genetics, Inc.*         2,000
    400  Paradyne Networks, Inc.*           725
    150  Park Electrochemical Corp.       4,603
  1,700  Park Place Entertainment
          Corporation*                   20,294
    800  Parker Drilling Company*         4,050
    100  ParkerVision, Inc.*              3,663
    100  Parlex Corporation*              1,356
    300  Pathmark Stores, Inc.*           4,950
    200  Patina Oil & Gas Corporation     4,800
    100  Patriot Transportation
          Holding, Inc.*                  1,500
    400  Patterson Dental Company*       13,550
    200  Patterson Energy, Inc.*          7,450
    100  Paul Mueller Company             2,675
    200  Paxson Communications
          Corporation*                    2,388
    100  Payless ShoeSource, Inc.*        7,075
    300  Pegasus Communications
          Corporation                     7,725
    100  Pegasus Systems, Inc.*             694
    200  Pemstar Inc.*                    1,763
    300  Penn-America Group, Inc.         2,288
    200  Penn National Gaming, Inc.*      2,038
    100  Pennichuck Corporation           2,850
    600  Pennzoil-Quaker State
          Company                         7,725
    300  Pentair, Inc.                    7,256
    200  Penton Media, Inc.               5,375
    300  PeoplePC Inc.                      225
    200  Peoples Bancorp Inc.             2,875
    200  Peoples Bancorp Inc.             2,950
    200  Peoples Bancorp of
          North Carolina                  2,700
    200  The Peoples BancTrust
          Company, Inc.                   2,663
    400  People's Bank                   10,350
    100  The Peoples Holding Company      1,800
    900  The Pepsi Bottling Group,
          Inc.                           35,944
    900  Peregrine
          Pharmaceuticals, Inc.*            844
    800  Peregrine Systems, Inc.*        15,800
    100  Performance Food Group
          Company*                        5,127
    100  Performance Technologies,
          Incorporated*                   1,363
    100  Pericom Semiconductor
          Corporation*                    1,850
    500  Perini Corporation*              1,500
    400  Perot Systems Corporation
          (Class A)*                      3,675
    100  Perrigo Company*                   828
    100  Perry County Financial
          Corporation                     1,613
    400  Perry Ellis International,
          Inc.*                           2,200
    300  Per-Se Technologies, Inc.*       1,045
    300  PetroCorp Incorporated*          2,888
    500  Petroglyph Energy, Inc.*         1,406
    200  Pharmaceutical Product
          Development, Inc.*              9,938
    200  Pharmacopeia, Inc.*              4,363
    100  Pharmacyclics, Inc.*             3,425
    100  Philadelphia Consolidated
          Holding Corp.*                  3,088
    225  Philadelphia Suburban
          Corporation                     5,513
    200  Philips International
          Realty Corp.                      813
    400  Phoenix Investment
          Partners, Ltd.                  6,275
    200  Phoenix Technologies Ltd.*       2,697
    100  Photon Dynamics, Inc.*           2,250
    200  Photronics, Inc.*                4,688
  8,200  PhyAmerica Physician
          Group, Inc.*                      656
    100  Physiometrix, Inc.*              1,594
    400  PictureTel Corporation*            950
    200  Piedmont Natural Gas
          Company, Inc.                   7,638
    400  Pier 1 Imports, Inc.             4,125
    400  Pilot Network Services, Inc.*      325
    400  Pinnacle Holdings Inc.*          3,625
    400  Pinnacle Systems, Inc.*          2,950
    700  Pioneer Natural Resources
          Company*                       13,781
    300  Pioneer-Standard
          Electronics, Inc.               3,300
    200  Pittston Brink's Group           3,975
    300  Pixar, Inc.*                     9,000
    200  Pixelworks, Inc.*                4,475
    100  Planar Systems Inc.*             2,488
    300  Plantronics, Inc.*              14,100
    100  Playtex Products, Inc.*            963
    200  Plexus Corporation*              6,078
    300  Plug Power Inc.*                 4,406
    300  Pogo Producing Company           9,338
    100  Polaris Industries, Inc.         3,975
    100  Polo Ralph Lauren
          Corporation*                    2,231
    400  Polycom, Inc.*                  12,875
    100  PolyMedica Corporation*          3,338
    800  PolyOne Corporation              4,700
    200  Pomeroy Computer
          Resources, Inc.*                3,050
    800  Popular, Inc.                   21,050
    900  Portal Software, Inc.*           7,059
    300  Post Properties, Inc.           11,269
    700  Potomac Electric
          Power Company                  17,297
    200  Power Integrations, Inc.*        2,300
    200  Powertel, Inc.*                 12,388
    400  Powerwave
          Technologies, Inc.*            23,400
    300  Precision Castparts Corp.       12,619
    200  Predictive Systems, Inc.*        1,431
    300  Prentiss Properties Trust        8,081
    200  Pre-Paid Legal Services,
          Inc.*                           5,100
  2,300  President Casinos, Inc.*           503
    300  Presidential Life Corporation    4,481
    300  Presstek, Inc.*                  3,150
    300  Preview Systems, Inc.*             938
    400  Price Communications
          Corporation*                    6,725
    400  Price Enterprises, Inc.*         2,050
  1,500  Priceline.com Incorporated*      1,969
    400  Pride International, Inc.*       9,850
    150  Prima Energy Corporation*        5,250
    100  Prime Hospitality Corp.*         1,163
    100  Primex Technologies, Inc.        3,188
    200  Primus Knowledge
          Solutions, Inc.*                1,300
    400  Primus Telecommunications
          Group, Incorporated*              925
    300  Priority Healthcare
          Corporation (Class B)*         12,244
    200  PrivateBancorp, Inc.             1,825
    200  Prize Energy Corporation*        4,150
    200  ProBusiness Services, Inc.*      5,313
    100  Procom Technology, Inc.*         1,297
    200  Prodigy Communications
          Corporation (Class A)*            300
    100  Professional Detailing, Inc.*   10,577
    500  The Profit Recovery Group
          International, Inc.*            3,188
  1,200  Progress Energy, Inc.           59,025
    300  Progress Software
          Corporation*                    4,331
    200  Project Software &
          Development, Inc.*              2,147
  1,000  ProLogis Trust                  22,250
  5,700  Prolong International
          Corporation*                      356
    300  ProsoftTraining.com*             3,638
  1,400  Protection One, Inc.*            1,225
    400  Protective Life Corporation     12,900
    300  Protein Design Labs, Inc.*      26,063
    300  Provident Bancshares
          Corporation                     6,263
    400  Provident Financial Group,
          Inc.                           15,000
    100  Province Healthcare Company*     3,938
    400  Proxicom, Inc.*                  1,650
    200  Proxim, Inc.*                    8,600
    500  Psychemedics Corporation         2,575
    300  Public Service Company of
          New Mexico                      8,044
    700  Public Storage, Inc.            17,019
    100  Puerto Rican Cement
          Company, Inc.                   2,950
    500  Puget Sound Energy, Inc.        13,906
    200  Puma Technology, Inc.*             831
    400  PurchasePro.com, Inc.*           7,000
    200  Pure Resources, Inc.*            4,050
    300  The QUIZNO'S Corporation*        2,250
    400  Quanta Services, Inc.*          12,875
    900  Quantum Corporation-DLT
          & Storage Systems*             11,981
    600  Quantum Corporation-Hard
          Disk Drive*                     4,800
    300  Quest Diagnostics
          Incorporated*                  42,600
    500  Quest Software, Inc.*           14,031
    600  Questar Corporation             18,038
    200  QuickLogic Corporation*          1,388
    300  Quintus Corporation*               891
    500  Quorum Health Group, Inc.*       7,875
  1,100  Quotesmith.com, Inc.*              791
    200  RARE Hospitality
          International, Inc.*            4,463
  1,200  R&B Falcon Corporation*         27,525
    600  RCN Corporation*                 3,788
    200  REMEC, Inc.*                     1,925
    900  RF Micro Devices, Inc.*         24,694
    100  RGC Resources, Inc.              1,925
    300  RGS Energy Group Inc.            9,731
    300  R.H. Donnelley Corporation*      7,294
    600  R.J. Reynolds Tobacco
          Holdings, Inc.                 29,250
    800  RPM, Inc.                        6,850
    200  RSA Security Inc.*              10,575
    400  RTW, Inc.*                       1,675
    200  Radian Group Inc.               15,013
    200  Radiance Medical
          Systems, Inc.*                  1,000
    200  Radiant Systems, Inc.*           4,100
    300  Radio One, Inc. (Class A)*       3,206
    500  Radio Unica Corp.*               1,875
    100  RadiSys Corporation*             2,588
    200  Rainbow Technologies, Inc.*      3,163
    600  Rambus Inc.*                    21,675
    200  Ramco-Gershenson
          Properties Trust                2,588
    300  Ramp Networks, Inc.*             1,716
    500  Rare Medium Group, Inc.*           953
  1,100  Rational Software
          Corporation*                   42,831
    300  Raymond James Financial, Inc.   10,463
    200  Rayonier Inc.                    7,963
  1,200  Razorfish, Inc.(Class A)*        1,950
    600  The Reader's Digest
          Association, Inc. (Class A)    23,475
    400  Reading Entertainment, Inc.*       900
    500  Read-Rite Corporation*           2,016
    600  Real Goods Trading
          Corporation*                      938
    900  RealNetworks, Inc.*              7,819
    100  Realty Income Corporation        2,488
    300  Reckson Associates Realty
          Corporation                     7,519
    900  Red Hat, Inc.*                   5,625
    900  Redback Networks Inc.*          36,900
    900  Reeds Jewelers, Inc.*              900
    300  Regency Realty Corporation       7,106
    200  Regeneron
          Pharmaceuticals, Inc.*          7,053
    300  Regis Corporation                4,350
    200  Register.com, Inc.*              1,400
    100  RehabCare Group, Inc.*           5,138
    300  Reinsurance Group of America,
          Incorporated                   10,650
    100  Reliance Steel & Aluminum Co.    2,475
    200  Remedy Corporation*              3,313
    400  Remington Oil & Gas
          Corporation*                    5,200
  4,700  Renaissance Entertainment
          Corporation*                    1,034
    300  Renal Care Group, Inc.*          8,227
    200  Rent-A-Center Inc.*              6,900
    500  Rent-Way, Inc.*                  2,219
    400  Republic Bancorp, Inc.
          (Class A)                       2,475
    600  Republic Security Financial
          Corporation                     4,331
  1,100  Republic Services, Inc.
          (Class A)*                     18,906
    200  ResMed Inc.*                     7,975
    200  Resonate Inc.*                   1,900
    300  Respironics, Inc.*               8,550
    300  Retek Inc.*                      7,313
    400  Reynolds & Reynolds Company
          (Class A)                       8,100
  1,200  Rhythms NetConnections Inc.*     1,350
    100  Ribozyme
          Pharmaceuticals, Inc.*          1,431
    200  Richmond County
          Financial Corp.                 5,225
  1,000  Rite Aid Corporation*            2,375
    300  Roanoke Electric Steel
          Corporation                     3,113
    100  The Robert Mondavi Corporation
          (Class A)*                      5,413
    300  Roberts Realty Investors, Inc.   2,363
    100  Robinson Nugent, Inc.*           2,294
    400  Robotic Vision Systems, Inc.*    1,100
    500  Rocky Mountain Chocolate
          Factory, Inc.*                  1,719
    100  Rollins, Inc.                    2,006
    800  Ronson Corporation*                900
    100  Roper Industries, Inc.           3,306
    100  Rosetta Inpharmatics, Inc.*      1,600
    500  Roslyn Bancorp, Inc.            13,656
    600  Ross Stores, Inc.               10,125
    500  The Rouse Company               12,750
    500  The Rowe Companies               1,313
  1,100  Royal Caribbean Cruises Ltd.    29,095
    900  Royal Gold, Inc.                 2,588
    200  Ruby Tuesday, Inc.               3,050
    100  Ruddick Corporation              1,144
    100  Rudolph Technologies, Inc.*      3,019
    100  Rural Cellular Corporation
          (Class A)*                      2,963
    100  The Ryland Group, Inc.           4,075
    400  S1 Corporation*                  2,100
    100  SAGA Systems, Inc.*              1,144
    200  SAVVIS Communications
          Corporation*                      175
    300  SBA Communications
          Corporation*                   12,319
    100  SBS Technologies, Inc.*          2,994
    600  SCANA Corporation               17,738
    800  SCI Systems, Inc.*              21,100
    100  SCM Microsystems, Inc.*          3,300
    200  SCP Pool Corporation*            6,013
    500  SDL Inc.*                       74,094
    100  SEACOR SMIT Inc.*                5,263
    300  SEI Investments Company         33,600
    200  SERENA Software, Inc.*           6,847
    700  SICOR Inc.*                     10,106
    100  SIPEX Corporation*               2,394
    200  SL Green Realty Corp.            5,600
    200  SNB Bancshares, Inc.             2,500
    800  SONICblue Incorporated*          3,300
    500  SPACEHAB, Incorporated*          1,281
  1,400  SPAR Group, Inc.*                  700
    100  SPSS Inc.*                       2,206
    200  SPX Corporation*                21,638
    100  S&T Bancorp, Inc.                2,163
    200  STAAR Surgical Company*          2,513
    500  STERIS Corporation*              8,063
    100  S.Y. Bancorp, Inc.               2,025
    300  Saba Software, Inc.*             4,725
    700  Safeguard Scientifics, Inc.*     4,638
    100  SafeNet, Inc.*                   4,700
    800  SafeScience, Inc.*                 950
    200  Sage, Inc.*                      2,950
    800  Saks Incorporated*               8,000
    200  Salem Communications
          Corporation (Class A)*          2,988
    600  Salon.com Inc.*                    338
    200  Sanchez Computer
          Associates, Inc.*               1,650
    400  Sanderson Farms, Inc.            3,000
    400  SanDisk Corporation*            11,100
    200  Sangamo Biosciences, Inc.*       3,900
    200  SangStat Medical Corporation*    2,375
    200  Santa Fe Financial
          Corporation*                    2,150
    800  Santa Fe International
          Corporation                    25,650
    100  Santander BanCorp                1,925
    100  SatCon Technology Corporation*     988
    200  Saul Centers, Inc.               3,725
    100  The Savannah Bancorp, Inc.       1,925
    300  Sawtek Inc.*                    13,856
    100  ScanSource, Inc.*                3,900
    100  Scholastic Corporation*          8,863
    200  School Specialty, Inc.*          4,013
    800  Schuff Steel Company*            2,150
    300  SciClone Pharmaceuticals,
          Inc.*                           1,200
    500  Scient Corporation*              1,625
    300  Scientific Technologies
          Incorporated                    2,363
    300  Scios Inc.*                      6,675
    100  The Scotts Company (Class A)*    3,694
    200  SeaChange
          International, Inc.*            4,063
    100  Seacoast Banking Corporation
          of Florida (Class A)            2,650
    200  Second Bancorp,
          Incorporated                    2,900
    200  Secure Computing
          Corporation*                    1,975
    400  Security Capital Group
          Incorporated (Class B)*         8,025
    400  SeeBeyond Technology
          Corporation*                    4,100
    200  Seitel, Inc.*                    3,688
    200  Selectica, Inc.*                 4,838
    400  Semele Group, Inc.*              1,525
    300  Semitool, Inc.*                  2,906
    400  Semtech Corporation*             8,825
    200  Seneca Foods Corporation
          (Class A)*                      2,800
    300  Sensient Technologies
          Corporation                     6,825
    500  Sensormatic Electronics
          Corporation*                   10,031
    400  Sepracor Inc.*                  32,050
    200  Sequenom Inc.*                   2,800
    300  Serologicals Corporation*        4,519
  2,200  Service Corporation
          International*                  3,850
  1,800  The ServiceMaster Company       20,700
    400  Servotronics, Inc.*              1,075
    100  Sharper Image Corporation*       1,538
    400  The Shaw Group Inc.*            20,000
    700  Shaw Industries, Inc.           13,256
    400  Shiloh Industries, Inc.*         1,325
    300  ShoLodge, Inc.*                  1,388
    200  Shoreline Financial
          Corporation                     3,000
    150  Shuffle Master, Inc.*            2,381
    100  Shurgard Storage Centers, Inc.
          (Class A)                       2,444
    500  Sierra Pacific Resources         8,031
    100  SignalSoft Corporation*            981
    300  Silgan Holdings Inc.*            2,700
  1,300  Silicon Graphics, Inc.*          5,200
    200  Silicon Image, Inc.*             1,088
    200  Silicon Laboratories Inc.        2,875
    500  Silicon Storage
          Technology, Inc.*               5,906
    300  Silicon Valley Bancshares*      10,369
    200  Silicon Valley Group, Inc.*      5,750
    100  Siliconix Incorporated*          2,250
    200  SilverStream Software, Inc.*     4,125
    100  Simmons First National
          Corporation (Class A)           2,256
  1,000  Simon Property Group, Inc.      24,000
    400  Sinclair Broadcast Group, Inc.
          (Class A)*                      4,013
    200  Sirius Satellite Radio Inc.*     5,988
    300  Six Flags, Inc.*                 5,156
    300  Sizeler Property Investors,
          Inc.                            2,081
    100  Skechers U.S.A., Inc.
          (Class A)*                      1,550
    500  Sky Financial Group, Inc.        8,375
    600  SkyWest, Inc.                   17,250
    700  Smart Choice Automotive
          Group, Inc.*                      481
    100  SmartServ Online, Inc.*            709
    300  Smith International, Inc.*      22,369
    300  Smithfield Foods, Inc.*          9,120
  1,400  Smurfit-Stone Container
          Corporation*                   20,913
    400  Sodexho Marriott
          Services, Inc.*                 8,850
    700  Solutia Inc.                     8,400
    400  Somera Communications, Inc.*     3,475
    200  Sonesta International Hotels
          Corporation (Class A)           1,663
    200  Sonic Corp.*                     4,663
    300  Sonic Foundry, Inc.*               394
    300  SonicWALL, Inc.*                 4,875
    600  Sonoco Products Company         12,975
    100  SonoSite, Inc.*                  1,275
    300  Sotheby's Holdings, Inc.
          (Class A)                       6,956
    300  South Alabama
          Bancorporation, Inc.            2,663
  1,900  Southern Energy, Inc.*          53,794
    200  Southern Union Company*          5,300
    200  Southwest Bancorporation
          of Texas, Inc.*                 8,588
    200  Southwest Gas Corporation        4,375
    100  Southwest Georgia Financial
          Corporation                     1,513
    100  Southwest Securities
          Group, Inc.                     2,588
    200  Southwest Water Company          2,975
  1,500  Sovereign Bancorp, Inc.         12,188
    400  Spanish Broadcasting System,
          Inc. (Class A)*                 2,000
  1,900  Sparta Surgical Corporation*       380
    300  Spartech Corporation             6,169
    500  Special Metals Corporation*      1,250
    100  Spectra-Physics Lasers, Inc.*    2,525
    800  Spectrasite Holdings, Inc.*     10,600
    200  Spectrian Corporation*           3,250
    200  Spectrum Control, Inc.*          2,013
  2,200  Spectrum Organic
          Products, Inc.*                   704
    200  SpeechWorks
          International Inc.*             9,813
    300  SpeedFam-IPEC, Inc.*             1,819
    300  Speedway Motorsports, Inc.*      7,200
    200  Spherion Corporation*            2,263
    500  Spiegel, Inc. (Class A)          2,156
    400  Spieker Properties, Inc.        20,050
    100  Spinnaker Exploration
          Company*                        4,250
    300  Spinnaker Industries, Inc.*      1,500
    200  Spinnaker Industries, Inc.
          (Class A)*                      1,750
    500  The Sports Club
          Company, Inc.*                  1,406
 14,600  Sports Entertainment
          Enterprises, Inc.*              1,460
    200  Springs Industries, Inc.
          (Class A)                       6,488
    500  The St. Joe Company             11,000
    200  St. Mary Land &
          Exploration Company             6,663
    500  Staff Leasing, Inc.*             1,500
  1,000  Stage II Apparel Corp.*            438
    500  Stamps.com Inc.*                 1,391
    200  StanCorp Financial
          Group, Inc.                     9,550
    500  Standard Commercial
          Corporation*                    3,406
    200  Standard Microsystems
          Corporation                     4,050
    300  Standard Pacific Corp.           7,013
    100  Stanford Microdevices, Inc.*     3,600
    700  Star Stuck, Ltd.*                  919
    400  StarBase Corporation*              938
    500  StarMedia Network, Inc.*           945
    100  StarTek, Inc.*                   1,538
    100  State Auto Financial
          Corporation                     1,788
    200  State Bancorp, Inc.              2,563
    100  Staten Island Bancorp, Inc.      2,138
    400  Station Casinos, Inc.*           5,975
    100  Steel Dynamics, Inc.*            1,100
    300  Stein Mart, Inc.*                3,488
    100  Stericycle, Inc.*                3,813
    300  Sterling Bancshares, Inc.        5,925
    200  Stewart & Stevenson
          Services, Inc.                  4,541
  1,200  Stewart Enterprises, Inc.
          (Class A)*                      2,288
    300  Stillwater Mining Company*      11,805
    100  StockerYale, Inc.*               1,238
    400  Stockwalk.com Group, Inc.*         850
    200  Stone Energy Corporation*       12,910
    100  Storage Computer
          Corporation*                      781
    400  Storage Technology
          Corporation*                    3,600
    100  Storage USA, Inc.                3,175
    200  StorageNetworks, Inc.*           4,963
    400  Stratos Lightwave, Inc.*         6,825
    500  Stratus Properties Inc.*         2,500
    600  Streicher Mobile Fueling,
          Inc.*                             750
    400  Structural Dynamics Research
          Corporation*                    4,000
    100  The Student Loan Corporation     5,444
    100  Suffolk Bancorp                  3,088
    200  Suiza Foods Corporation*         9,600
    200  Summit Properties Inc.           5,200
    200  Sun Bancorp, Inc.                2,825
    300  Sun Community
          Bancorp, Ltd.*                  2,213
    300  Sun Hydraulics Corporation       1,988
    800  Sungard Data Systems Inc.*      37,700
    200  Sunrise Assisted Living,
          Inc.*                           5,000
    400  Sunrise Technologies
          International, Inc.*              713
    200  Sunrise Telecom Incorporated*      781
    200  SuperGen, Inc.*                  2,775
    600  Superior Energy Services,
          Inc.*                           6,900
    200  Superior Industries
          International, Inc.             6,313
    300  Superior Uniform Group, Inc.     2,438
    100  Supertex, Inc.*                  1,977
    100  Support.com, Inc.*               2,025
    100  SurModics, Inc.*                 3,681
    100  Susquehanna Bancshares, Inc.     1,650
    100  Swift Energy Company*            3,763
    500  Swift Transportation Co.,
          Inc.*                           9,906
    500  Sybase, Inc.*                    9,906
    200  Sybron Dental Specialties,
          Inc.*                           3,375
  1,600  Sycamore Networks, Inc.*        59,600
    400  Sykes Enterprises,
          Incorporated*                   1,775
    500  Symantec Corporation*           16,688
    200  SymmetriCom, Inc.*               1,950
  1,700  Symons International
          Group, Inc.*                      531
    200  Symyx Technologies*              7,200
    200  Syncor International
          Corporation*                    7,275
    400  Synopsys, Inc.*                 18,975
    100  Synplicity, Inc.*                1,450
    200  SynQuest, Inc.*                  1,475
    100  Syntel, Inc.*                      575
    100  Syntroleum Corporation*          1,700
    300  Sypris Solutions, Inc.*          2,063
    700  Systemax Inc.*                     875
    600  SystemOne Technologies Inc.*     1,350
    300  Systems & Computer
          Technology Corporation*         3,694
  1,100  TALK.com, Inc.*                  1,581
    100  TALX Corporation                 4,000
  6,800  TAM Restaurants, Inc.*             213
    500  TCF Financial Corporation       22,281
    100  TD Waterhouse Group, Inc.*       1,325
    700  TECO Energy, Inc.               22,663
    300  TEPPCO Partners, L.P.            7,369
    100  TF Financial Corporation         1,675
    200  THQ Inc.*                        4,875
  1,100  TIBCO Software Inc.*            52,731
    500  TMP Worldwide Inc.*             27,500
    700  T-NETIX, Inc.*                   1,444
  1,000  TNPC, Inc.*                      9,813
    500  TRM Corporation*                   438
    100  TTM Technologies, Inc.*          1,419
    300  Take-Two Interactive
          Software, Inc.*                 3,450
    400  The Talbots, Inc.               18,250
    200  Tandy Brands Accessories,
          Inc.*                           1,275
    300  Tanox, Inc.*                    11,756
    100  Targeted Genetics Corporation*     669
    200  Tarragon Realty Investors
          Inc.                            2,250
 15,700  Tatham Offshore, Inc.*             173
    100  Taubman Centers, Inc.            1,094
    300  Tech Data Corporation*           8,114
    200  Techne Corporation*              7,213
    200  Technitrol, Inc.                 8,225
    200  Tecumseh Products Company
          (Class A)                       8,388
    300  Tekelec*                         9,000
    300  Telaxis Communications
          Corporation*                      544
    200  TelCom Semiconductor, Inc.*      2,275
    200  Telecommunication Systems,
          Inc. (Class A)*                   675
  1,004  TeleCorp PCS, Inc. (Class A)*   22,465
    200  Teledyne Technologies
          Incorporated*                   4,725
    300  Teleflex Incorporated           13,256
    400  Telephone and Data
          Systems, Inc.                  36,000
    400  TeleTech Holdings, Inc.*         7,350
    600  Teligent, Inc. (Class A)*        1,163
    200  Tellular Corporation*            1,013
    200  Telocity, Inc.*                    400
    300  Terayon Communication
          Systems, Inc.*                  1,219
    700  Terremark Worldwide, Inc.*         525
186,700  The Tesseract Group, Inc.*         187
    300  Tetra Tech, Inc.*                9,563
    300  Texas Biotechnology
          Corporation*                    2,577
    400  Thermadyne Holdings
          Corporation                     1,400
  2,800  Thermatrix Inc.*                   875
    200  Therma-Wave Inc.*                2,800
    800  Thermo Fibertek Inc.*            2,750
    500  Thermwood Corporation*           2,375
  1,300  Thomaston Mills, Inc.
          (Class A)*                        203
    300  Thoratec Laboratories
          Corporation*                    3,300
    400  Thousand Trails, Inc.*           2,000
    200  Three-Five Systems, Inc.*        3,600
    300  The Timberland Company
          (Class A)*                     20,063
    200  The Titan Corporation*           3,250
    300  Ticketmaster Online-
          CitySearch, Inc. (Class B)*     2,513
    300  Tidewater, Inc.                 13,313
    200  Time Warner Telecom, Inc.
          (Class A)*                     12,688
    100  Titan Pharmaceuticals, Inc.*     3,537
    300  TiVo Inc.*                       1,613
    300  Toll Brothers, Inc.*            12,263
    100  Tollgrade
          Communications, Inc.*           3,650
    300  Tom Brown, Inc.*                 9,863
    100  Too Inc.*                        1,250
    200  Tootsie Roll Industries, Inc.    9,213
  1,200  Top Air Manufacturing, Inc.*        12
    400  The Topps Company, Inc.*         3,675
  1,100  Total System Services, Inc.     24,613
    400  Tower Automotive, Inc.*          3,600
    100  Trans World Entertainment
          Corporation*                      894
    100  Transaction Systems
          Architects, Inc. (Class A)*     1,156
    200  Transatlantic Holdings, Inc.    21,175
  3,600  Transit Group, Inc.*               450
    200  Transkaryotic Therapies,
          Inc.*                           7,288
    700  Transmeta Corporation*          16,450
    500  TransMontaigne, Inc.*            1,375
  1,500  Transnational Financial
          Network*                          656
    400  TransTechnology Corporation      1,275
    500  TranSwitch Corporation*         19,563
    200  Travelocity.com Inc.*            2,425
    200  Travis Boats & Motors, Inc.*       550
    100  Tredegar Corporation             1,744
    300  Trenwick Group Ltd.              7,444
    100  Trex Company, Inc.*              2,519
    200  Triad Hospitals, Inc.*           6,513
    300  Triangle Pharmaceuticals,
          Inc.*                           1,481
    200  Triarc Companies, Inc.*          4,850
    300  Trico Marine Services, Inc.*     4,631
    200  Tricord Systems, Inc.*           1,613
    200  Trigon Healthcare, Inc.*        15,563
    200  Trimble Navigation Limited*      4,800
    100  Trimeris, Inc.*                  5,488
    300  Trinity Industries, Inc.         7,500
    300  TriPath Imaging, Inc.*           2,625
    200  Tripath Technology Inc.*         2,863
    500  TriQuint Semiconductor, Inc.*   21,844
    400  Tristar Corporation*             2,000
    100  Triton Network Systems, Inc.*      313
    300  Triton PCS Holdings, Inc.
          (Class A)*                     10,181
    100  The TriZetto Group, Inc.*        1,669
    300  True North
          Communications Inc.            12,750
    200  TrustCo Bank Corp. NY            2,438
    400  Trustmark Corporation            8,400
    300  Tularik Inc.*                    8,831
    100  Tumbleweed Communications
          Corporation*                    1,711
    300  Turnstone Systems, Inc.*         2,231
    200  Tuscarora Incorporated           2,650
    100  Tut Systems, Inc.*                 825
    200  Tvia, Inc.*                        788
    200  Tweeter Home Entertainment
          Group, Inc.*                    2,438
    100  Twin Disc, Incorporated          1,438
    400  Twinlab Corporation*               675
  1,300  Tyson Foods, Inc. (Class A)     16,575
    300  UAL Corporation                 11,681
    100  UCAR International Inc.*           975
    100  UCBH Holdings, Inc.              4,663
    100  UGI Corporation                  2,531
    100  UMB Financial Corporation        3,738
    600  UNOVA,  Inc.*                    2,175
 12,700  U.S. Gold Corporation*           2,032
    200  U.S. Industries, Inc.            1,600
    700  US Oncology, Inc.*               4,419
    100  U.S. Timberlands
          Company, L.P.                     669
  1,700  USA Networks, Inc.*             33,044
  1,000  USANA Health Sciences, Inc.*     1,500
    300  USFreightways Corporation        9,023
    800  USinternetworking, Inc.*         4,000
    400  USG Corporation                  9,000
 22,800  USTMAN Technologies, Inc.*         182
    300  UTI Energy Corp.*                9,863
    200  UbiquiTel Inc.*                  1,100
    200  Ulticom, Inc.*                   6,813
    100  Ultimate Electronics, Inc.*      2,194
    600  Ultramar Diamond Shamrock
          Corporation                    18,525
    200  Ultratech Stepper, Inc.*         5,175
    300  Unico American Corporation       1,763
    100  Unifi, Inc.*                       894
    300  UniFirst Corporation             3,075
    900  Uni-Marts, Inc.*                 1,406
    300  Union Bankshares
          Corporation                     3,075
    900  UnionBanCal Corporation         21,656
    200  UniSource Energy
          Corporation                     3,763
    300  Unit Corporation*                5,681
    210  United Bancorp, Inc.             2,310
    100  United Bankshares, Inc.          2,125
    200  United Capital Corp.*            2,925
    300  United Dominion Industries
          Limited                         3,656
    400  United Dominion Realty
          Trust, Inc.                     4,325
    200  United Fire & Casualty
          Company                         3,950
    400  United Investors Realty Trust    1,700
    300  United Mobile Homes, Inc.        2,850
    200  United Natural Foods, Inc.*      3,525
    600  United Parcel Service, Inc.
          (Class B)                      35,288
    100  United Park City Mines
          Company*                        2,175
    500  United Rentals, Inc.*            6,719
    500  United Road Services, Inc.*        234
    500  United States Cellular
          Corporation                    30,125
    300  United Stationers, Inc.*         7,200
    100  United Television, Inc.         11,600
    100  United Therapeutics
          Corporation*                    1,475
    400  UnitedGlobalCom Inc.
          (Class A)*                      5,450
    100  Unitil Corporation               2,650
    400  Unitrin, Inc.                   16,250
    100  Universal Access, Inc*             800
    100  Universal Compression
          Holdings, Inc.*                 3,769
    200  Universal Corporation            7,000
    200  Universal Health Realty
          Income Trust                    3,975
    200  Universal Health Services,
          Inc. (Class B)*                22,350
  1,200  Univision Communications Inc.
          (Class A)*                     49,125
    300  Urstadt Biddle Properties        2,081
    500  UtiliCorp United Inc.           15,500
    200  VA Linux Systems, Inc.*          1,625
    100  VASCO Data Security
          International, Inc.*              538
    200  VIA NET.WORKS, Inc.*               763
    200  VIALOG Corporation*              2,025
    412  VIB Corp.*                       3,090
    300  VISX, Incorporated*              3,131
    500  VSI Holdings, Inc.*              1,813
    100  Vail Resorts, Inc.*              2,344
    400  Valassis Communications,
          Inc.*                          12,625
    300  Valence Technology, Inc.*        2,794
    400  Valero Energy Corporation       14,875
    700  Valhi, Inc.                      8,050
    200  ValiCert, Inc.*                  1,313
  1,200  Valley Media, Inc.*                900
    400  Valley National Bancorp*        13,325
    500  Valley National Gases
          Incorporated                    1,875
    300  The Valspar Corporation          9,654
    300  ValueVision International,
          Inc. (Class A)*                 3,788
  1,200  Vanguard Airlines, Inc.*           750
    200  Vans, Inc.*                      3,388
    500  Varco International, Inc.*      10,875
    100  Variagenics, Inc.*               1,186
    100  Varian Inc.*                     3,388
    200  Varian Medical Systems, Inc.*   13,588
    100  Varian Semiconductor
          Equipment Associates, Inc.*     2,375
    100  Vastera, Inc.*                   1,600
    100  VaxGen, Inc.*                    1,950
    500  Vectren Corporation             12,813
    100  Veeco Instruments Inc.*          4,013
    800  Venator Group, Inc.*            12,400
    100  Ventana Medical Systems,
          Inc.*                           1,850
    400  Ventro Corporation*                400
    100  Venturian Corp.                    281
  1,100  VeriSign, Inc.*                 81,606
    200  Veritas DGC  Inc.*               6,460
    200  Verity, Inc.*                    4,813
    100  Versata, Inc.*                     894
    300  Vertel Corporation*                703
    200  Vertex Interactive, Inc.*        1,250
    300  Vertex Pharmaceuticals
          Incorporated*                  21,450
    500  VerticalNet, Inc.*               3,328
    600  Viad Corp.                      13,800
    500  Viant Corporation*               1,984
    200  ViaSat, Inc.*                    2,625
    800  Viasystems Group, Inc.*          6,650
    400  Viatel, Inc.*                    1,488
    200  Vical Incorporated*              3,700
    100  Vicinity Corporation*              297
    300  Vicor Corporation*               9,113
    300  Viewpoint Corporation*           1,631
  1,300  Vignette Corporation*           23,400
    400  Vintage Petroleum, Inc.          8,600
    200  Vion Pharmaceuticals, Inc.*      1,600
    300  Virata Corporation*              3,263
    200  Virco Manufacturing
          Corporation                     1,950
    100  Virginia Commonwealth
          Financial Corporation           2,288
    100  ViroPharma Incorporated*         1,448
    800  Vishay Intertechnology, Inc.*   12,100
  7,900  Vista Eyecare, Inc.*               237
    100  Vital Signs, Inc.                3,213
    700  Vitria Technology, Inc.*         5,425
    900  VoiceStream Wireless
          Corporation*                   90,563
    500  Vornado Realty Trust            19,156
    200  Vyyo Inc.*                       1,225
    300  WGL Holdings Inc.                9,131
    300  W-H Energy Services, Inc*        5,906
    300  WJ Communications, Inc.*         4,275
    200  WLR Foods, Inc.*                 2,813
    200  WMS Industries Inc.*             4,025
    100  W.P. Carey & Co. LLC             1,810
    100  WPS Resources Corporation        3,681
    200  WVS Financial Corp.              2,475
    100  Wabtec Corporation               1,175
    500  Waddell & Reed Financial,
          Inc. (Class A)                 18,813
    100  Wallace Computer
          Services, Inc.                  1,700
    400  Washington Federal, Inc.        11,375
    100  Washington Group
          International, Inc.*              819
     55  The Washington Post Company     33,928
    100  Washington Real Estate
          Investment Trust                2,363
    200  Waste Connections, Inc.*         6,613
    900  Waste Systems
          International, Inc.*              169
    100  WatchGuard
          Technologies, Inc.*             3,163
    700  Waters Corporation*             58,450
    100  Wausau - Mosinee Paper
          Corporation                     1,013
    200  Wave Systems Corp.
         (Class A)*                         900
    200  Wayne Savings
          Bancshares, Inc.                2,700
    100  Waypoint Financial Corp.*        1,100
    600  Weatherford
          International, Inc.*           28,350
    200  WebEx Communications, Inc.*      4,175
    400  WebLink Wireless, Inc.*          1,375
  2,100  WebMD Corporation*              16,669
    300  webMethods, Inc.*               26,681
    200  Websense, Inc.*                  2,900
    400  Webster Financial Corporation   11,325
    200  WebTrends Corporation*           5,788
    100  Weingarten Realty Investors      4,375
    200  Weis Markets, Inc.               7,663
    100  Werner Enterprises, Inc.         1,700
    400  West TeleServices
          Corporation*                   11,250
    100  WestPoint Stevens Inc.             749
    500  Westaff, Inc.                    1,000
    300  Westamerica Bancorporation      12,900
    400  Westell Technologies, Inc.
          (Class A)*                      1,225
  1,000  Western Digital Corporation*     2,438
    300  Western Gas Resources, Inc.     10,106
    200  Western Multiplex Corporation
          (Class A)*                      1,375
    500  Western Resources, Inc.         12,406
    400  Western Wireless Corporation
          (Class A)*                     15,675
    300  Westfield America, Inc.          4,331
    100  Westport Resources
          Corporation*                    2,194
    700  Westwood One, Inc.*             13,519
    200  The Wet Seal, Inc. (Class A)*    4,113
    100  Weyco Group, Inc.                2,413
    927  Whitman Corporation*            15,180
    100  Whitney Holding Corporation      3,631
    200  Whole Foods Market, Inc.*       12,225
    300  Wickes Inc.*                     1,238
    400  Wild Oats Markets, Inc.*         1,700
    800  Willamette Valley
          Vineyards, Inc.*                1,175
    500  Williams Communications
          Group, Inc*                     5,875
    200  Williams-Sonoma, Inc.*           4,000
    300  Willis Lease Finance
          Corporation*                    3,000
    200  Wilmington Trust Corporation    12,413
    100  Wilson Greatbatch
          Technologies, Inc.*             2,825
    400  Wind River Systems, Inc.*       13,650
    100  Wink Communications, Inc.*         600
    600  WinStar Communications, Inc.*    7,013
    200  Wire One Technologies, Inc.*       913
    300  Wireless Facilities, Inc.*      10,875
    400  Wisconsin Central
          Transportation Corporation*     6,025
    800  Wisconsin Energy Corporation    18,050
    600  Wit Soundview Group, Inc.*       2,156
    100  Witness Systems, Inc.*           1,350
    100  Wolverine World Wide, Inc.       1,525
    100  Woodward Govenor Company         4,475
    500  World Acceptance
          Corporation*                    2,750
    500  World Access, Inc.*              1,203
    400  World Fuel Services
          Corporation                     2,800
    200  World Wrestling Federation
          Entertainment, Inc.*            3,200
    100  WorldGate
          Communications, Inc.*             381
    200  XM Satellite Radio Holdings
          Inc. (Class A)*                 3,213
  1,500  XO Communications, Inc.
          (Class A)*                     26,719
    300  XOMA Ltd.*                       2,925
    300  Xircom, Inc.*                    4,650
    400  Xybernaut Corporation*             675
    200  The Yankee Candle
          Company, Inc.*                  2,213
    300  York International
          Corporation                     9,206
  1,000  York Research Corporation*       1,094
    100  Z-Tel Technologies, Inc.*          519
    300  Zale Corporation*                8,719
    200  Zebra Technologies
          Corporation (Class A)*          8,159
    100  The Ziegler Companies, Inc.      1,650
    500  Zions Bancorporation            31,219
    100  ZixIt Corporation*                 875
    100  Zoll Medical Corporation*        3,506
    300  Zomax Incorporated*              1,369
    100  Zoran Corporation*               1,550
    100  Zygo Corporation*                2,828
-----------------------------------------------
         Total Common Stocks
          (Cost - $19,685,141)      $18,148,379



   FACE
  AMOUNT          DESCRIPTION            VALUE
-------------------------------------------------

            SHORT-TERM SECURITIES (15.0%)

                   U.S. GOVERNMENT
                 AGENCY OBLIGATIONS***

$3,106,000  Federal Home Loan
             Mortgage Corporation,
             5.70% due 1/02/2001        3,105,468
-------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost $3,105,468)                       3,105,468
-------------------------------------------------
TOTAL INVESTMENTS (102.2%)
(Cost $22,790,609)                     21,253,847
VARIATION MARGIN ON FINANCIAL
 FUTURES CONTRACTS** (0.0%)                15,900
LIABILITIES IN EXCESS OF OTHER
  ASSETS (2.2%)                          (464,363)
-------------------------------------------------
NET ASSETS (100.0%)                   $20,805,384
=================================================



   * NON-INCOME PRODUCING SECURITY.

 (+) AMERICAN DEPOSITARY RECEIPTS (ADR).

  ** FINANCIAL  FUTURES CONTRACTS  PURCHASED  AS OF DECEMBER  31,  2000, WERE AS
     FOLLOWS:

NUMBER OF                 EXPIRATION
CONTRACTS     ISSUE          DATE        VALUE
------------------------------------------------
   2        S&P Midcap    March 2001    $522,650
                                        --------
Total Financial Futures
 Contracts Purchases
 (Total Contract Price $506,750)        $522,650
                                        --------

 *** CERTAIN U.S. GOVERNMENT AGENCY  OBLIGATIONS ARE TRADED ON A DISCOUNT BASIS;
     THE INTEREST RATE SHOWN REFLECTS THE DISCOUNT RATE PAID AT THE TIME OF PURCHASE BY THE SERIES.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










MASTER EXTENDED MARKET INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000


ASSETS

Investments, at value (identified cost $22,790,609)                 $21,253,847
Cash on deposit for financial futures contracts                         125,470
Receivables
   Contributions                                        $  234,495
   Securities sold                                         138,286
   Investment adviser                                       19,130
   Variation margin                                         15,900
   Dividends                                                13,320      421,131
                                                        ----------
Prepaid expenses                                                         62,667
                                                                    -----------
Total assets                                                         21,863,115
                                                                    -----------

LIABILITIES

Payables
   Withdrawals                                           1,001,033
   Securities purchased                                      2,108    1,003,141
                                                        ----------
Accrued expenses and other liabilities                                   54,590
                                                                    -----------
Total liabilities                                                     1,057,731
                                                                    -----------

NET ASSETS                                                          $20,805,384
                                                                    ===========

NET ASSETS CONSIST OF
Partners' capital                                                   $22,326,246
Unrealized depreciation on investments - net                         (1,520,862)
                                                                    -----------
Net assets                                                          $20,805,384
                                                                    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS









MASTER EXTENDED MARKET INDEX SERIES
STATEMENT OF OPERATIONS

FOR THE PERIOD OCTOBER 27, 2000,* TO DECEMBER 31, 2000


INVESTMENT INCOME

Interest and discount earned                                         $   38,563
Dividends (net of $3 foreign withholding tax)                            34,305
                                                                    -----------
Total income                                                             72,868
                                                                    -----------

EXPENSES

Custodian fees                                          $  10,600
Accounting services                                         6,948
Offering costs                                              3,333
Investment advisory fees                                      357
Trustees' fees and expenses                                   106
Other                                                       1,000
                                                        ---------
Total expenses before reimbursement                        22,344
Reimbursement of expenses                                 (19,487)
                                                        ---------
Total expenses after reimbursement                                        2,857
                                                                    -----------
Investment income - net                                                  70,011
                                                                    -----------

REALIZED & UNREALIZED GAIN (LOSS)
   ON INVESTMENTS - NET

Realized gain from investments - net                                     61,193
Unrealized depreciation on investments - net                         (1,520,862)
                                                                    -----------
Net decrease in net assets resulting from operations                ($1,389,658)
                                                                    ===========



* COMMENCEMENT OF OPERATIONS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









MASTER EXTENDED MARKET INDEX SERIES
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD OCTOBER 27, 2000,* TO DECEMBER 31, 2000


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Investment income - net                                          $    70,011
Realized gain on investments - net                                    61,193
Unrealized depreciation on investments - net                      (1,520,862)
                                                                 -----------
Net decrease in net assets resulting from operations              (1,389,658)
                                                                 -----------

NET CAPITAL CONTRIBUTIONS

Increase in net assets derived from net capital contributions     22,195,042
                                                                 -----------

NET ASSETS

Total increase in net assets                                      20,805,384
Beginning of period                                                       -
                                                                 -----------
End of period                                                    $20,805,384
                                                                 ===========


* COMMENCEMENT OF OPERATIONS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










MASTER EXTENDED MARKET INDEX SERIES
FINANCIAL HIGHLIGHTS


FOR THE PERIOD OCTOBER 27, 2000,* TO DECEMBER 31, 2000


The following ratios have been derived from information provided in the financial statements.


RATIOS TO AVERAGE NET ASSETS

Expenses, net of reimbursement                   .08%**
Expenses                                         .65%**
Investment income - net                         2.02%**

SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $20,805
Portfolio turnover                              8.88%


 * COMMENCEMENT OF OPERATIONS.

** ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










MASTER EXTENDED MARKET INDEX SERIES
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000


(1) SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

A. VALUATION OF INVESTMENTS - Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the Nasdaq National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

FORWARD  FOREIGN  EXCHANGE  CONTRACTS - The Series is  authorized  to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters such contracts.

FOREIGN CURRENCY OPTIONS AND FUTURES - The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As a partnership for federal income tax purposes, the Series will not incur federal income tax liability. Items of partnership income, gain, loss, and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

E. SECURITY LOANS - The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the average daily value of the Series net assets. For the period October 27, 2000, to December 31, 2000, FAM earned fees of $357, all of which was waived. FAM also reimbursed the Series for additional expenses of $19,130.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3) INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the period October 27, 2000, to December 31, 2000, were $20,835,545 and $1,222,708, respectively.

Net realized gains (losses) for the period October 27, 2000, to December 31, 2000, and net unrealized gains (losses) as of December 31, 2000, were as follows:

                             REALIZED GAINS (LOSSES)   UNREALIZED GAINS (LOSSES)
--------------------------------------------------------------------------------
Long-term investments                $79,985                 $(1,536,762)
Short-term investments                    18                          -
Financial futures contracts          (18,810)                     15,900
                                     -----------------------------------
Total investments                    $61,193                 $(1,520,862)
                                     ===================================

As of December 31, 2000, net unrealized depreciation for federal income tax purposes aggregated $1,536,762, of which $1,466,937 related to appreciated securities and $3,003,699 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for federal income tax purposes was $22,790,609.

(4) SECURITY LOANS

At December 31, 2000, the Series held collateral having an aggregate value of approximately $3,036,000 for portfolio securities loaned having a market value of approximately $2,836,000.

(5) SHORT-TERM BORROWINGS

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of 0.09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus 0.50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the period October 27, 2000, to December 31, 2000.









MASTER EXTENDED MARKET INDEX SERIES
REPORT OF INDEPENDENT ACCOUNTANTS



The Board of Trustees and Investors

MASTER EXTENDED MARKET INDEX SERIES

(One of the Series constituting Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Master Extended Market Index Series as of December 31, 2000, the related statements of operations and changes in net assets, and the financial highlights for the period October 27, 2000,
(commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned at December 31, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Master Extended Market Index Series as of December 31, 2000, the result of its operations, the changes in net assets, and the financial highlights for the period October 27, 2000, (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Princeton, New Jersey
January 31, 2001













DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                         LEGAL COUNSEL
USAA Shareholder Account Services      Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road               Exchange Place
San Antonio, Texas 78288               Boston, Massachusetts 02109

CUSTODIAN                              INDEPENDENT AUDITORS
State Street Bank and Trust Company    KPMG LLP
P.O. Box 1713                          112 East Pecan, Suite 2400
Boston, Massachusetts 02105            San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS             INTERNET ACCESS
Call toll free - Central Time          USAA.COM(Registered TradeMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from  any  phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(Registered TradeMark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777